UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.


                         THE ADVISORS' INNER CIRCLE FUND

(THE WHG FUNDS LOGO OMITTED)
WESTWOOD HOLDINGS GROUP, INC.

WHG LARGECAP VALUE FUND
WHG SMIDCAP FUND
WHG SMALLCAP VALUE FUND
WHG INCOME OPPORTUNITY FUND
WHG BALANCED FUND

ANNUAL REPORT                                                   OCTOBER 31, 2008

                                                       INVESTMENT ADVISER:
                                                       WESTWOOD MANAGEMENT CORP.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS
                                                                OCTOBER 31, 2008

                                TABLE OF CONTENTS

Shareholders' Letter ......................................................    1

Schedules of Investments
   WHG LargeCap Value Fund ................................................   14
   WHG SMidCap Fund .......................................................   18
   WHG SmallCap Value Fund ................................................   22
   WHG Income Opportunity Fund ............................................   26
   WHG Balanced Fund ......................................................   31

Statements of Assets and Liabilities ......................................   37

Statements of Operations ..................................................   39

Statements of Changes in Net Assets
   WHG LargeCap Value Fund ................................................   41
   WHG SMidCap Fund .......................................................   43
   WHG SmallCap Value Fund ................................................   44
   WHG Income Opportunity Fund ............................................   45
   WHG Balanced Fund ......................................................   47

Financial Highlights
   WHG LargeCap Value Fund ................................................   48
   WHG SMidCap Fund .......................................................   50
   WHG SmallCap Value Fund ................................................   51
   WHG Income Opportunity Fund ............................................   52
   WHG Balanced Fund ......................................................   54

Notes to Financial Statements .............................................   55

Report of Independent Registered Public Accounting Firm ...................   64

Disclosure of Fund Expenses ...............................................   65

Trustees and Officers of The Advisor's Inner Circle Fund ..................   68

Approval of Investment Advisory Agreements ................................   76

Notice to Shareholders ....................................................   78

The WHG Funds file their complete schedule of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 877-386-3944; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS
                                                                OCTOBER 31, 2008

Dear Shareholders:

We are pleased to provide you with the annual report for the WHG Funds, managed by Westwood Management Corp., for the year ended October 31, 2008.

This fiscal year has been filled with upheaval and the US financial system has been changed forever. The environment of the last several years, where risk premiums and volatility had fallen to historically low levels aided by a glut of excess liquidity, has drastically changed. The new "normal" environment will be characterized by higher risk premiums with increased volatility and lower levels of available credit. The economy is experiencing a dramatic shift into recession and we are witnessing one of the most challenging periods in generations as most investments have struggled and values have fallen sharply.

Since the summer of 2007, we have been faced with one crisis after another, which has prompted the Federal Reserve and Treasury Department to ultimately take unprecedented actions in an attempt to stabilize the financial system and stem the pace of a worldwide economic slowdown. Within the last year, we have seen the failure, or near failure, of several very prominent financial firms as well as the impact that restricted access to capital can have on the viability of investors, companies and whole industries. Within this environment, a successful investment is viewed in relative terms. At some point, the deleveraging process will be complete and there will be a return to a more normal market environment.

The management of the WHG Funds is deeply rooted in our decades old investment philosophy that seeks to deliver a superior rate of return while controlling risk. It remains our firm belief that the discipline of quantifying and managing downside risk is paramount and it shall remain a hallmark of the Westwood investment process.

At Westwood, we have always focused on companies that maintain a discipline for managing risk. We believe those companies that are not dependent upon the capital markets to recapitalize or fund growth will survive and ultimately benefit from the stress of others. As such, our investment team will continue to look for investment opportunities that not only have attractive valuations but also have prospects for long-term earnings growth that are currently unrecognized by the market. Looking for high quality companies that are typically characterized by strong free cash flow generation, declining debt levels, and rising return on equity will continue to define the core of our process.

A discussion of each fund's performance during the fiscal year is presented on the next page.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

WHG LARGECAP VALUE FUND

The performance of the WHG LargeCap Value Fund for the periods ended October 31, 2008, was as follows:

                                                            2008
                                             6 MONTHS   FISCAL YEAR
                                             --------   -----------
WHG LARGECAP VALUE FUND - I SHARES (WHGLX)    (25.24)%   (30.94)%
WHG LARGECAP VALUE FUND - A SHARES*           (25.38)%   (27.85)%**
Russell 1000 Value Index                      (29.91)%   (36.80)%

*    INCEPTION DATE OF A-SHARES IS 12/31/07.

**   RETURN SHOWN IS CUMULATIVE.

The WHG LargeCap Value Fund outperformed the Russell 1000 Value Index during the one year period ended October 31, 2008. Despite the turmoil surrounding the Financial Services sector, the fund's better relative performance was shaped by its positioning in the sector. Relative outperformance against the index sector, coupled with an underweight to the benchmark helped limit the losses in the fund. MasterCard Inc, which continued to perform well for most of the year due to its exposure to international markets and relative lack of credit risk, was a top performer. Relative performance in the Financial Services sector also benefited from an underweight to companies that have been negatively impacted by exposure to the credit crisis. Security selection and an overweight in the Technology sector also contributed to relative performance, with Oracle and International Business Machines benefitting from investors' flight to the relative safety of large cap securities outside of the Financial Services arena.

Energy and Materials & Processing were the largest detractors to relative performance. The markets have been weighed down by worries over a slowing economy and turmoil in the financial industry, leading the worst performing stocks to be primarily those whose revenues are tied to global growth, Examples included Freeport-McMoRan Copper & Gold, McDermott, and XTO Energy. The rotation of investor capital out of global growth stocks and into financials and defensive stocks drove securities such as these down dramatically during the period. Within Energy, an underweight position in Exxon Mobil, a top performing index holding, impacted relative performance. Other detractors included specific names within Financial Services, including Comerica, which was negatively impacted by the fears of credit losses tied to sub-prime debt, and Citigroup, which was also impacted by write-downs caused by the sub-prime crisis.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

WHG SMIDCAP FUND

The performance of the WHG SMidCap Fund for the periods ended October 31, 2008, was as follows:

                                    2008
                     6 MONTHS   FISCAL YEAR
                     --------   -----------
WHG SMIDCAP FUND     (26.14)%     (29.25)%
Russell 2500 Index   (29.59)%     (37.27)%

The WHG SMidCap Fund outperformed the Russell 2500 Index during the one year period ended October 31, 2008. The key contributors to the relative outperformance were driven by security selection in the Health Care and Consumer Discretionary sectors as well as a relative overweight in the Energy sector. Top contributing securities in the Health Care sector included Alpharma, which was acquired by a competitor at a premium, and Amedysis, which has benefited from a series of strong earnings reports. Within Consumer Discretionary, BJ's Wholesale Club performed well as customers increased bulk purchasing on fears about the weakening economy impacting employment, while commodity related names, including Arch Coal and Cleveland-Cliffs, also performed well as prices reached new highs during the year. A relative bright spot within the lagging Financial Services sector, Cullen-Frost has posted more stable strong results as the bank has a large percentage of its revenues generated by fee income relative to peers and also has little exposure to mortgages. In addition, within Consumer Staples, UST Inc. has benefited from the announcement that it would be acquired by Altria.

Security selection in the Producer Durables and Utilities sectors, coupled with security selection and an underweight to the benchmark in the Autos & Transportation sector, were the largest detractors to relative performance. Stocks that suffered most were those that were affected by the rotation of investor capital out of global growth stocks and into defensive stocks. The worst performing stocks were all stocks whose revenues are tied to global growth, including Eagle Bulk Shipping, Allegheny Technologies, and Terex Corp. Other poor performing stocks included PNM Resources, a Utilities firm, which was sold off earlier in the period after New Mexico officials recommended the company receive a rate increase that was lower than what PNM had anticipated.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

WHG SMALLCAP VALUE FUND

The performance of the WHG SmallCap Value Fund for the periods ended October 31, 2008, was as follows:

                                          2008
                           6 MONTHS   FISCAL YEAR
                           --------   -----------
WHG SMALLCAP VALUE FUND    (24.65)%     (31.86)%
Russell 2000 Value Index   (21.47)%     (30.54)%

The WHG SmallCap Value Fund underperformed the benchmark Russell 2000 Value Index for the one year period ended October 31, 2008. Technology, Producer Durables and Consumer Discretionary were sectors of relative strength during the period as the holdings within each sector posted relatively better results when compared to the benchmark. After posting solid earnings results and positive growth outlooks, Consumer Discretionary companies Marcus and Tupperware Brands were strong contributors to the portfolio. Other contributors to performance included ManTech International, which has raised forward guidance due to significant contract wins throughout the year, and Genlyte Group, whose shares climbed early in the fiscal year on the announcement that it would be acquired by a competitor. Positive gains were also generated by strong relative performances by Stifel Financial, Gentiva Health Services, and Diamond Foods. Diamond Foods climbed after raising forward guidance earlier in the year and as investors sought out safe haven securities. Financial service company Stifel Financial benefited from good growth prospects for account growth, while Health Care company, Gentiva Health Services, has performed well after posting improved results.

Security selection in the Materials & Processing and Autos & Transportation sectors, along with a large underweight to Financial Services, hindered the relative performance of the Fund. Tankers, including Ocean Freight, and Arlington Tankers, were detractors to the performance as rates declined on softer than expected demand in this weakened worldwide economy. Negatively affecting performance were RTI International Metals, whose shares fell on continuing economic concerns and a lingering strike at key customer Boeing, and Thompson Creek Metals, a similarly economically-sensitive firm. Other detractors to relative performance were Boston Private Financial, which was hurt by a write down earlier in the year, and hotelier Orient Express, which declined in response to the markets' increased pessimism regarding the economy.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

WHG INCOME OPPORTUNITY FUND

The performance of the WHG Income Opportunity Fund for the periods ended October 31, 2008, was as follows:

                                                          2008
                                           6 MONTHS   FISCAL YEAR
                                           --------   -----------
WHG INCOME OPPORTUNITY FUND - I SHARES      (6.84)%    (7.50)%
WHG INCOME OPPORTUNITY FUND - A SHARES**    (6.96)%    (4.69)%***
Blended Benchmark*                         (16.31)%   (17.93)%

* 25% CITIGROUP 10-YEAR TREASURY INDEX, 25% CITIGROUP 3-MONTH T-BILL INDEX, 25% S&P 500 INDEX, 25% FTSE NAREIT INDEX

**   INCEPTION DATE OF A-SHARES IS 12/31/07.

***  RETURN SHOWN IS CUMULATIVE.

The WHG Income Opportunity Fund outperformed its custom benchmark for the year ended October 31, 2008. Top performing asset classes included REITs, Government Bonds, and Convertible Preferreds. Falling interest rates, aided by the Federal Reserve's easing monetary policy in the context of a slowing domestic economy, led to the higher valuation in U.S. Government securities. The Fund's allocation to Convertible Preferreds, which included Entergy Corp, was aided by investors' flight to "safe havens" as markets discounted the impact of a slowing economy. Within REITs, Mack Cali, Prologis and UDR stood out as outperformers. In addition, selected holdings in Common Stocks bolstered performance. Specifically, the best performing common equity securities included UST Inc., which was acquired by Altria for a 30% premium, General Mills, which benefited from investors' seeking "safe havens," and Wells Fargo, which is viewed as a survivor of the credit crisis.

On the negative side, financial-related Common Stocks and Preferred Stocks were detractors, as each of these asset classes was negatively impacted by the credit crunch and the resulting turmoil in the markets. Within Common Stocks, Bank of America and Allstate were down in the 3rd quarter on company specific issues. Within the Preferred Stock Allocation, ownership of the Barclays (formerly Lehman) preferred was a negative, as the turmoil in the capital markets impacted the company's valuation. Bond prices fell in sympathy with declining equity prices and reacted negatively to concerns about credit quality, causing the Fund's allocation to Corporate Bonds to be a detractor to relative performance. The Master Limited Partnerships sector was also a laggard due to concerns over limited access to capital, hedge fund liquidations and a rapid increase in risk premiums.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

WHG BALANCED FUND

The performance of the WHG Balanced Fund for the periods ended October 31, 2008, was as follows:

                                                          2008
                                           6 MONTHS   FISCAL YEAR
                                           --------   -----------
WHG BALANCED FUND                          (17.10)%     (19.61)%
Blended Benchmark*                         (20.05)%     (23.40)%

*    60% S&P 500 INDEX/40% BARCLAYS U.S. GOVERNMENT CREDIT INDEX

For the twelve months ended October 31, 2008, the WHG Balanced Fund outperformed the 60/40 blended benchmark. Within the equity allocation, security selection in the Financial Services and Technology sectors was the primary contributor to relative outperformance. The worst performing sectors were Energy and Materials & Processing, primarily due to security selection. A relative underweight within the Health Care sector also detracted from relative performance.

The Fund's fixed income component continued to be focused on the short to intermediate end of the yield curve. The U.S. Agency and Treasury bonds with maturities from 2010 to 2016 were the primary contributors to performance. While only one of the fixed income holdings detracted from performance, those on the short-term end of the yield curve were not as strong as those in the intermediate range.

2009 CAPITAL MARKETS OUTLOOK

Under our current Capital Market Outlook, we expect the deleveraging process to continue for some time with balance sheets remaining under pressure for both business and consumers. We expect the U.S. economy to contract for the remainder of the year and into the first half of 2009 due primarily to the financial sector's inability to extend credit in any significant manner, the fading impact of the stimulus checks and lower consumer spending in the face of higher energy costs and a weak labor market. The economy should return to positive, albeit modest growth as the deleveraging process runs its course.

However, economic activity is expected to remain below potential for several quarters. Within this environment, business models dependent on extreme levels of leverage are no longer optimal. Liquidity does improve, but continues to be an issue and lending is muted, but a sharply positive yield curve and higher loan spreads provide an important catalyst for bank earnings, helping to repair balance sheets. The housing sector should find some level of stability in 2009, but little improvement is expected until inventory of unsold homes is reduced and prices, a lagging indicator, will remain under pressure for several quarter. Declining commodity prices allow inflationary pressures to moderate, providing a needed relief for consumers.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

For the combined profits of the 500 companies that comprise the S&P 500 Index, we continue to expect growth in earnings over the next year and our 2009 estimate now stands at below $80.00 on a market capitalization-weighted basis. Given this level of expected earnings, we estimate that the stock market, as measured by the S&P 500, is undervalued. Under our return to normal outlook, we have been cautious on business models dependent on high levels of leverage. We expect the deleveraging of various strategies to continue, i.e. long- short, hedge funds, the carry trade, brokerage operation, credit "insurance" and we, as part of our long-term investment process, will continue to stress high-quality bonds and equities of the companies that generate free cash flow to finance their growth, rather than borrowing money.

Through all the volatility, the markets are now less risky and long-term investors can recover and eventually benefit from recent events. Markets have consistently rewarded investors over the long-term and significant rallies often happen when they are least expected. Therefore, we encourage you, through all of the noise, to remain focused on your long-term priorities. Acting on your behalf, we will honor the trust you have placed in us and will continue to rely upon our disciplined investment process to manage the Fund in a disciplined and prudent fashion. We look forward to updating you at the semiannual mark and thank you for your continued confidence in Westwood.

Sincerely,


THE INVESTMENT TEAM
The WHG Funds

THIS REPRESENTS THE MANAGERS' ASSESSMENT OF THE PORTFOLIOS AND THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

                      DEFINITION OF THE COMPARATIVE INDICES

CITIGROUP 3-MONTH TREASURY BILL INDEX is an unmanaged index composed of three-month Treasury bills.

CITIGROUP 10-YEAR TREASURY INDEX is an unmanaged index composed of ten-year Treasury bonds and notes.

FTSE NAREIT INDEX is an unmanaged capitalization-weighted index that includes all tax qualified REITs listed on the New York Stock Exchange, the NASDAQ National Market System and the American Stock Exchange.

BARCLAYS U.S. GOVERNMENT/CREDIT INDEX is a fixed-income market value-weighted index that combines the Barclays U.S. Government Index and the Barclays U.S. Credit Index. It includes securities issued by the U.S. Government (i.e., securities in the Treasury and Agency Indices), publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements.

RUSSELL 1000 INDEX measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

RUSSELL 1000 VALUE INDEX measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2000 VALUE INDEX measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2500 INDEX measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 16% of the total market capitalization of the Russell 3000 Index.

RUSSELL 2500 VALUE INDEX measures the performance of those Russell 2500 companies with lower to price-to-book ratios and lower forecasted growth values.

RUSSELL 3000 INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

S&P 500 INDEX is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic stock market through changes in the aggregate market value of 500 stocks representing all major industries.

THE ADVISORS' INNER CIRCLE FUND                          WHG LARGECAP VALUE FUND

                               (PERFORMANCE GRAPH)

                         Growth of a $10,000 Investment

                                         TOTAL RETURN
                               FOR PERIODS ENDED OCTOBER 31, 2008
                               ----------------------------------
                                                 Annualized
                                     One Year   Inception to
                                      Return        Date*
                                     --------   ------------
Institutional Class                  (30.94)%     (4.41)%
Class A with sales charge               N/A      (31.48)%**
Class A without sales charge            N/A      (27.85)%**

             WHG LargeCap Value Fund,   Russell 1000
               Institutional Class       Value Index
             ------------------------   ------------
6/28/06             $10,000               $10,000
10/31/06             10,720                11,183
10/31/07             13,029                12,395
10/31/08              8,998                 7,834

* Institutional Class commenced operations on June 28, 2006. Class A commenced operations on December 31, 2007.

**   Return shown is cumulative.

THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND ALL CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE THE FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

THE GRAPH IS BASED ON INSTITUTIONAL CLASS SHARES. PERFORMANCE FOR CLASS A SHARES WOULD HAVE BEEN LOWER BECAUSE IT IS SUBJECT TO A MAXIMUM FRONT-END SALES CHARGE
         OF 5.00% AND ADDITIONAL ANNUAL DISTRIBUTION EXPENSES OF 0.25%.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
 ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. IF THE ADVISER HAD NOT
    LIMITED CERTAIN EXPENSES, THE FUND'S TOTAL RETURN WOULD HAVE BEEN LOWER.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 7.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND

                               (PERFORMANCE GRAPH)

                         Growth of a $10,000 Investment

          TOTAL RETURN
FOR PERIODS ENDED OCTOBER 31, 2008
----------------------------------
                  Annualized
      One Year   Inception to
       Return        Date*
      --------   ------------
      (29.25)%      (0.23)%

             WHG SMidCap Fund   Russell 2500 index
             ----------------   ------------------
12/19/05          $10,000            $10,000
10/31/06           11,470             11,212
10/31/07           14,043             12,637
10/31/08            9,935              7,927

*    Commenced operations on December 19, 2005.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF
   FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS
  STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF
   ALL DIVIDENDS AND ALL CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND,UNLIKE THE FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD
  HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED
                                     INDEX.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
 ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. IF THE ADVISER HAD NOT
    LIMITED CERTAIN EXPENSES, THE FUND'S TOTAL RETURN WOULD HAVE BEEN LOWER.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 7.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG SMALLCAP VALUE FUND

                               (PERFORMANCE GRAPH)

                         Growth of a $10,000 Investment

          TOTAL RETURN
FOR PERIODS ENDED OCTOBER 31, 2008
----------------------------------
                  Annualized
      One Year   Inception to
       Return        Date*
      --------   ------------
      (31.86)%     (19.95)%

             WHG SmallCap Value Fund   Russell 2000 Value Index
             -----------------------   ------------------------
4/2/07              $10,000                    $10,000
10/31/07             10,330                      9,660
10/31/08              7,039                      6,710

*    Commenced operations on April 2, 2007.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF
   FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS
  STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF
   ALL DIVIDENDS AND ALL CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE THE FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE
    WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN
                                UNMANAGED INDEX.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
 ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. IF THE ADVISER HAD NOT
    LIMITED CERTAIN EXPENSES, THE FUND'S TOTAL RETURN WOULD HAVE BEEN LOWER.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 7.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 WHG INCOME
                                                                OPPORTUNITY FUND

                               (PERFORMANCE GRAPH)

                         Growth of a $10,000 Investment

                                         TOTAL RETURN
                               FOR PERIODS ENDED OCTOBER 31, 2008
                               ----------------------------------
                                                 Annualized
                                     One Year   Inception to
                                      Return        Date*
                                     --------   ------------
Institutional Class                  (7.50)%       2.49%
Class A with sales charge              N/A        (9.49)%**
Class A without sales charge           N/A        (4.69)%**

                WHG Income
             Opportunity Fund,   25/25/25/25 Hybrid of                                     Citigroup 3-Month   Citigroup 10-Year
            Institutional Class   the following index   S&P 500 Index  FTSE NAREIT Index  Treasury Bill Index    Treasury Index
            -------------------  ---------------------  -------------  -----------------  -------------------  -----------------
12/19/05          $10,000               $10,000            $10,000          $10,000            $10,000              $10,000
10/31/06           10,842                11,181             11,110           13,153             10,403               10,209
10/31/07           11,601                11,920             12,728           13,228             10,917               10,762
10/31/08           10,731                 9,783              8,134            7,943             11,169               11,596

* Institutional Class commenced operations on December 19, 2005. Class A commenced operations on December 31, 2007.

**   Return shown is cumulative.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF
   FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS
  STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF
   ALL DIVIDENDS AND ALL CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE THE FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE
    WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

THE GRAPH IS BASED ON INSTITUTIONAL CLASS SHARES. PERFORMANCE FOR CLASS A SHARES WOULD HAVE BEEN LOWER BECAUSE IT IS SUBJECT TO A MAXIMUM FRONT-END SALES CHARGE
         OF 5.00% AND ADDITIONAL ANNUAL DISTRIBUTION EXPENSES OF 0.25%.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
 ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. IF THE ADVISER HAD NOT
    LIMITED CERTAIN EXPENSES, THE FUND'S TOTAL RETURN WOULD HAVE BEEN LOWER.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 7.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND

                               (PERFORMANCE GRAPH)

                         Growth of a $10,000 Investment

          TOTAL RETURN
FOR PERIODS ENDED OCTOBER 31, 2008
----------------------------------
                  Annualized
      One Year   Inception to
       Return        Date*
      --------   ------------

      (19.61)%      (2.23)%

                                 60/40 Hybrid of the                        Barclays U.S.
             WHG Balanced Fund    Following Indexes:   S&P 500 Index   Government/Credit Index
             -----------------   -------------------   -------------   -----------------------
9/8/06            $10,000              $10,000            $10,000              $10,000
10/31/06           10,360               10,442             10,629               10,165
10/31/07           11,852               11,581             12,177               10,713
10/31/08            9,528                8,872              7,781               10,599

*    Commenced operations on September 8, 2006.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF
   FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS
  STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF
   ALL DIVIDENDS AND ALL CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE THE FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE
    WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN
                                UNMANAGED INDEX.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
 ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. IF THE ADVISER HAD NOT
    LIMITED CERTAIN EXPENSES, THE FUND'S TOTAL RETURN WOULD HAVE BEEN LOWER.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 7.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG LARGECAP VALUE FUND
                                                         OCTOBER 31, 2008

SECTOR WEIGHTINGS (UNAUDITED)+

                                  (BAR CHART)

Financial Services                21.7%
Technology                        14.7%
Energy                            13.5%
Health Care                        9.8%
Consumer Staples                   8.6%
Utilities                          7.6%
Industrials                        7.1%
Consumer Discretionary             6.3%
Telephones & Telecommunications    5.2%
Short-Term Investments             4.3%
Materials & Processing             1.2%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 94.5%

                                                        SHARES          VALUE
                                                    -------------   ------------
CONSUMER DISCRETIONARY -- 6.2%
   McDonald's ...................................          11,400   $    660,402
   Nike, Cl B ...................................          23,200      1,337,016
   Walt Disney ..................................          52,200      1,351,980
                                                                    ------------
                                                                       3,349,398
                                                                    ------------
CONSUMER STAPLES -- 8.5%
   Colgate-Palmolive ............................          20,700      1,299,132
   General Mills ................................          19,400      1,314,156
   Philip Morris International ..................          30,500      1,325,835
   Wal-Mart Stores ..............................          12,000        669,720
                                                                    ------------
                                                                       4,608,843
                                                                    ------------
ENERGY -- 13.4%
   Apache .......................................           8,800        724,504
   ConocoPhillips ...............................          24,800      1,290,096
   Devon Energy .................................           9,700        784,342
   Exxon Mobil ..................................          18,900      1,400,868
   Murphy Oil ...................................          14,800        749,472
   Occidental Petroleum .........................          28,000      1,555,120
   Transocean ...................................           8,800        724,504
                                                                    ------------
                                                                       7,228,906
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG LARGECAP VALUE FUND
                                                         OCTOBER 31, 2008

COMMON STOCK - CONTINUED

                                                        SHARES          VALUE
                                                    -------------   ------------
FINANCIAL SERVICES -- 21.5%
   ACE ..........................................          23,500   $  1,347,960
   Bank of America ..............................          53,700      1,297,929
   Berkshire Hathaway, Cl B* ....................             153        587,520
   Citigroup ....................................          58,800        802,620
   Franklin Resources ...........................           9,200        625,600
   JPMorgan Chase ...............................          32,800      1,353,000
   MetLife ......................................          40,500      1,345,410
   PNC Financial Services Group .................          21,900      1,460,073
   State Street .................................          33,200      1,439,220
   Wells Fargo ..................................          40,200      1,368,810
                                                                    ------------
                                                                      11,628,142
                                                                    ------------
HEALTH CARE -- 9.6%
   Covidien .....................................          30,000      1,328,700
   CVS/Caremark .................................          45,000      1,379,250
   Johnson & Johnson ............................          20,300      1,245,202
   Wyeth ........................................          39,200      1,261,456
                                                                    ------------
                                                                       5,214,608
                                                                    ------------
INDUSTRIALS -- 7.0%
   Emerson Electric .............................          18,700        612,051
   ITT ..........................................          25,100      1,116,950
   Lockheed Martin ..............................           7,600        646,380
   United Technologies ..........................          25,300      1,390,488
                                                                    ------------
                                                                       3,765,869
                                                                    ------------
MATERIALS & PROCESSING -- 1.1%
   Freeport-McMoRan Copper & Gold ...............          21,115        614,446
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG LARGECAP VALUE FUND
                                                         OCTOBER 31, 2008

COMMON STOCK - CONTINUED

                                                        SHARES          VALUE
                                                    -------------   ------------
TECHNOLOGY -- 14.6%
   Accenture, Cl A ..............................          37,400   $  1,236,070
   Automatic Data Processing ....................          33,600      1,174,320
   Cisco Systems* ...............................          66,000      1,172,820
   EMC* .........................................          92,700      1,092,006
   International Business Machines ..............          14,600      1,357,362
   Microsoft ....................................          28,300        631,939
   Oracle* ......................................          68,500      1,252,865
                                                                    ------------
                                                                       7,917,382
                                                                    ------------
TELEPHONE & TELECOMMUNICATIONS -- 5.1%
   AT&T .........................................          51,100      1,367,947
   Verizon Communications .......................          47,300      1,403,391
                                                                    ------------
                                                                       2,771,338
                                                                    ------------
UTILITIES -- 7.5%
   Dominion Resources ...........................          36,000      1,306,080
   Exelon .......................................          24,200      1,312,608
   PG&E .........................................          39,600      1,452,132
                                                                    ------------
                                                                       4,070,820
                                                                    ------------
   Total Common Stock
      (Cost $60,420,491) ........................                     51,169,752
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG LARGECAP VALUE FUND
                                                         OCTOBER 31, 2008

SHORT-TERM INVESTMENTS (A) -- 4.2%

                                                        SHARES          VALUE
                                                    -------------   ------------
   SEI Daily Income Trust, Government Money
      Market Fund, Cl A, 2.060%
      (Cost $2,282,223) .........................       2,282,223   $  2,282,223
                                                                    ------------
   Total Investments -- 98.7%
      (Cost $62,702,714) ........................                   $ 53,451,975
                                                                    ============

     Percentages are based on Net Assets of $54,179,125.

*    Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of October 31, 2008.

Cl   Class

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND
                                                                OCTOBER 31, 2008

SECTOR WEIGHTINGS (UNAUDITED)+

                                   (BAR CHART)

Financial Services             18.5%
Technology                     13.2%
Consumer Discretionary         11.3%
Industrials                    11.1%
Materials & Processing          9.2%
Other Energy                    9.1%
Health Care                     8.8%
Utilities                       8.7%
Short-Term Investment           4.0%
Real Estate Investment Trust    3.4%
Auto & Transportation           1.7%
Consumer Staples                1.0%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 94.8%

                                                        SHARES          VALUE
                                                    -------------   ------------
AUTO & TRANSPORTATION -- 1.7%
   Alexander & Baldwin ..........................          40,300   $  1,285,570
                                                                    ------------
CONSUMER DISCRETIONARY -- 11.1%
   Alberto-Culver ...............................          67,600      1,739,348
   BJ's Wholesale Club* .........................          47,400      1,668,480
   Dr. Pepper Snapple Group* ....................          69,600      1,593,840
   Mattel .......................................         115,800      1,739,316
   Tupperware Brands ............................          73,900      1,869,670
                                                                    ------------
                                                                       8,610,654
                                                                    ------------
CONSUMER STAPLES -- 0.9%
   UST ..........................................          10,900        736,731
                                                                    ------------
FINANCIAL SERVICES -- 18.4%
   Alleghany* ...................................           3,456        974,592
   Axis Capital Holdings ........................          60,300      1,717,344
   Cullen .......................................          34,600      1,936,562
   Eaton Vance ..................................          61,500      1,353,000
   Federated Investors, Cl B ....................          69,400      1,679,480
   Fidelity National Financial, Cl A ............          23,400        210,834
   Lazard, Cl A (A) .............................          44,700      1,348,599
   People's United Financial ....................          87,000      1,522,500
   RLI ..........................................          17,400        998,586

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND
                                                                OCTOBER 31, 2008

COMMON STOCK - CONTINUED

                                                        SHARES          VALUE
                                                    -------------   ------------
FINANCIAL SERVICES -- CONTINUED
   Safety Insurance Group .......................          26,000   $    987,740
   Willis Group Holdings ........................          57,200      1,500,928
                                                                    ------------
                                                                      14,230,165
                                                                    ------------
HEALTH CARE -- 8.6%
   Alpharma, Cl A* ..............................          31,300        980,003
   Amedisys* ....................................          31,900      1,799,479
   Laboratory Corp of America Holdings* .........          24,800      1,524,952
   Universal Health Services, Cl B ..............          36,200      1,521,848
   Valeant Pharmaceuticals International* .......          46,900        880,313
                                                                    ------------
                                                                       6,706,595
                                                                    ------------
INDUSTRIAL -- 10.9%
   AGCO* ........................................          60,400      1,903,808
   Alliant Techsystems* .........................          18,100      1,493,974
   Gardner Denver* ..............................          31,100        796,782
   Kennametal ...................................          31,800        674,796
   Lennox International .........................          60,500      1,804,110
   Manpower .....................................          24,700        768,911
   Terex* .......................................          61,500      1,026,435
                                                                    ------------
                                                                       8,468,816
                                                                    ------------
MATERIALS & PROCESSING -- 9.1%
   Albemarle ....................................          60,300      1,468,305
   Allegheny Technologies .......................          34,000        902,360
   Aptargroup ...................................          16,900        512,408
   Cliffs Natural Resources .....................          25,200        680,148
   Eastman Chemical .............................          37,100      1,498,469
   Foster Wheeler* ..............................          22,500        616,500
   URS* .........................................          46,646      1,370,926
                                                                    ------------
                                                                       7,049,116
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND
                                                                OCTOBER 31, 2008

COMMON STOCK - CONTINUED

                                                        SHARES          VALUE
                                                    -------------   ------------
OTHER ENERGY -- 9.0%
   Cabot Oil & Gas ..............................          56,200   $  1,577,534
   Magellan Midstream Partners (A) ..............          27,600        988,080
   Plains All American Pipeline LP (A) ..........          33,900      1,356,000
   Plains Exploration & Production LP* ..........          57,100      1,610,220
   Unit* ........................................          38,200      1,434,028
                                                                    ------------
                                                                       6,965,862
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS -- 3.3%
   Equity Lifestyle Properties ..................          22,500        944,775
   Healthcare Realty Trust ......................          63,300      1,617,315
                                                                    ------------
                                                                       2,562,090
                                                                    ------------
TECHNOLOGY -- 13.2%
   CACI International, Cl A* ....................          36,800      1,515,424
   CommScope* ...................................          42,800        629,588
   Harris .......................................          42,700      1,535,065
   McAfee* ......................................          50,200      1,634,010
   Novell* ......................................         348,000      1,621,680
   Sybase* ......................................          65,000      1,730,950
   Total System Services ........................         112,300      1,543,002
                                                                    ------------
                                                                      10,209,719
                                                                    ------------
UTILITIES -- 8.6%
   DPL ..........................................          65,800      1,500,898
   Mirant* ......................................         118,900      2,083,128
   Southern Union ...............................          85,900      1,479,198
   Wisconsin Energy .............................          36,300      1,579,050
                                                                    ------------
                                                                       6,642,274
                                                                    ------------
   Total Common Stock
      (Cost $94,782,423) ........................                     73,467,592
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND
                                                                OCTOBER 31, 2008

SHORT-TERM INVESTMENT (B) -- 4.0%

                                                        SHARES          VALUE
                                                    -------------   ------------
   SEI Daily Income Trust, Government Money
      Market Fund, Cl A, 2.060%
      (Cost $3,045,390) .........................       3,045,390   $  3,045,390
                                                                    ------------
   Total Investments -- 98.8%
   (Cost $97,827,813) ...........................                   $ 76,512,982
                                                                    ============

     Percentages are based on Net Assets of $77,475,303.

*    Non-income producing security.

(A) Securities considered Master Limited Partnership. At October 31, 2008, these securities amounted to $3,692,679 or 4.77% of net assets.

(B)  The rate reported is the 7-day effective yield as of October 31, 2008.

Cl   Class

LP   Limited Partnership

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG SMALLCAP VALUE FUND
                                                         OCTOBER 31, 2008

SECTOR WEIGHTINGS (UNAUDITED)+

                                  (BAR CHART)

Industrials                    16.7%
Consumer Discretionary         16.4%
Technology                     13.4%
Financial Services             11.4%
Short-Term Investments          9.5%
Energy                          9.3%
Materials & Processing          6.3%
Real Estate Investment Trust    6.3%
Utilities                       4.2%
Consumer Staples                4.1%
Health Care                     2.4%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 89.7%

                                                        SHARES          VALUE
                                                    -------------   ------------
CONSUMER DISCRETIONARY -- 16.3%
   Aeropostale* .................................          15,100   $    365,571
   BJ's Wholesale Club* .........................          10,100        355,520
   Buckle .......................................           6,750        177,795
   Casey's General Stores .......................           6,200        187,240
   Marcus .......................................          29,100        408,273
   Tupperware Brands ............................          15,000        379,500
   Vail Resorts* ................................           5,900        196,234
   Warnaco Group* ...............................          13,200        393,492
   Wolverine World Wide .........................          14,900        350,150
                                                                    ------------
                                                                       2,813,775
                                                                    ------------
CONSUMER STAPLES -- 4.0%
   Diamond Foods ................................          11,700        341,991
   J&J Snack Foods ..............................          11,300        354,368
                                                                    ------------
                                                                         696,359
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG SMALLCAP VALUE FUND
                                                         OCTOBER 31, 2008

   COMMON STOCK - CONTINUED

                                                        SHARES          VALUE
                                                    -------------   ------------
ENERGY -- 9.2%
   Atlas America ................................          16,450   $    376,869
   MarkWest Energy Partners LP (A)  .............           6,700        121,605
   NATCO Group, Cl A* ...........................          16,800        355,152
   Oil States International* ....................           8,600        198,918
   Penn Virginia ................................          11,200        416,304
   Targa Resources Partners LP (A)  .............           8,300        131,057
                                                                    ------------
                                                                       1,599,905
                                                                    ------------
FINANCIAL SERVICES -- 11.2%
   IPC Holdings .................................          12,900        356,169
   National Penn Bancshares .....................          10,500        177,870
   SeaBright Insurance Holdings* ................          33,300        348,318
   Stifel Financial* ............................           8,050        351,383
   SVB Financial Group* .........................           3,400        174,930
   Texas Capital Bancshares*  ...................           9,500        169,575
   UMB Financial ................................           3,900        176,787
   United Bankshares ............................           6,000        191,400
                                                                    ------------
                                                                       1,946,432
                                                                    ------------
HEALTH CARE -- 2.4%
   Gentiva Health Services* .....................          15,100        409,965
                                                                    ------------
INDUSTRIAL -- 16.6%
   AO Smith .....................................          11,200        353,360
   GrafTech International* ......................          26,700        216,537
   Hurco* .......................................          15,300        344,250
   Kaydon .......................................          12,600        420,966
   Knoll ........................................          27,900        403,434
   Lennox International .........................          12,900        384,678
   Middleby*  ...................................           9,400        379,666
   Moog, Cl A*  .................................          10,300        361,736
                                                                    ------------
                                                                       2,864,627
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                  WHG SMALLCAP VALUE FUND
                                                 OCTOBER 31, 2008

   COMMON STOCK - CONTINUED

                                                        SHARES          VALUE
                                                    -------------   ------------
MATERIALS & PROCESSING -- 6.2%
   Aptargroup ...................................           3,900   $    118,248
   Layne Christensen*  ..........................          15,900        417,852
   Northwest Pipe* ..............................          14,100        405,093
   RTI International Metals*  ...................           8,300        131,057
                                                                    ------------
                                                                       1,072,250
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS -- 6.3%
   Equity Lifestyle Properties ..................           8,400        352,716
   Mack-Cali Realty .............................          15,900        361,248
   Potlatch .....................................          11,100        368,631
                                                                    ------------
                                                                       1,082,595
                                                                    ------------
TECHNOLOGY -- 13.3%
   Benchmark Electronics* .......................          34,400        412,456
   Mantech International, Cl A* .................           7,400        399,156
   MKS Instruments*  ............................          20,400        378,420
   Perot Systems, Cl A* .........................          25,300        364,067
   Progress Software*  ..........................          16,200        371,628
   Teledyne Technologies* .......................           8,100        369,117
                                                                    ------------
                                                                       2,294,844
                                                                    ------------
UTILITIES -- 4.2%
   Cleco ........................................          17,100        393,471
   Portland General Electric ....................          16,100        330,372
                                                                    ------------
                                                                         723,843
                                                                    ------------
   Total Common Stock
      (Cost $18,036,578) ........................                     15,504,595
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                         WHG SMALLCAP VALUE FUND
                                                        OCTOBER 31, 2008

SHORT-TERM INVESTMENT (B) -- 9.4%

                                                        SHARES          VALUE
                                                    -------------   ------------
   SEI Daily Income Trust, Government Money
      Market Fund, Cl A, 2.060%
      (Cost $1,623,068) .........................       1,623,068   $  1,623,068
                                                                    ------------
   Total Investments -- 99.1%
      (Cost $19,659,646) ........................                   $ 17,127,663
                                                                    ============

     Percentages are based on Net Assets of $17,285,740.

*    Non-income producing security.

(A) Securities considered Master Limited Partnership. At October 31, 2008, these securities amounted to $252,662 or 1.46% of net assets.

(B)  The rate reported is the 7-day effective yield as of October 31, 2008.

Cl   Class

LP   Limited Partnership

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 WHG INCOME
                                                                OPPORTUNITY FUND
                                                                OCTOBER 31, 2008

SECTOR WEIGHTINGS (UNAUDITED)+

                                  (BAR CHART)

U.S. Government Agency Obligations   28.3%
U.S. Treasury Obligations            17.4%
Financial Services                   14.6%
Energy                               10.2%
Real Estate Investment Trusts         6.3%
Consumer Discretionary                5.5%
Short-Term Investments                4.7%
Industrials                           4.5%
Utilities                             2.6%
Technology                            2.1%
Consumer Staples                      1.3%
Telephones & Telecommunications       1.3%
Materials & Processing                1.2%

+ Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 18.8%

                                                        SHARES          VALUE
                                                    -------------   ------------
CONSUMER STAPLES -- 1.2%
   General Mills ................................          20,799   $  1,408,924
                                                                    ------------
ENERGY -- 7.9%
   Energy Transfer Equity LP (A) ................          63,400      1,299,700
   Enterprise Products Partners LP (A) ..........          51,700      1,261,480
   Kinder Morgan Energy Partners LP (A) .........          51,800      2,799,790
   Penn Virginia Resource Partners LP (A) .......          55,900      1,029,119
   Plains All American Pipeline LP (A) ..........          32,900      1,316,000
   Williams Pipeline Partners LP (A) ............          87,500      1,331,750
                                                                    ------------
                                                                       9,037,839
                                                                    ------------
FINANCIAL SERVICES -- 1.3%
   Wells Fargo ..................................          43,800      1,491,390
                                                                    ------------
INDUSTRIALS -- 1.2%
   General Electric .............................          69,700      1,359,847
                                                                    ------------
MATERIALS & PROCESSING -- 1.2%
   Dow Chemical .................................          50,800      1,354,836
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS -- 3.5%
   Healthcare Realty Trust ......................         108,800      2,779,840
   Rayonier .....................................          36,400      1,204,112
                                                                    ------------
                                                                       3,983,952
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 WHG INCOME
                                                                OPPORTUNITY FUND
                                                                OCTOBER 31, 2008

COMMON STOCK - CONTINUED

                                                        SHARES          VALUE
                                                    -------------   ------------
TELEPHONE & TELECOMMUNICATIONS -- 1.3%
   AT&T .........................................          54,900   $  1,469,673
                                                                    ------------
UTILITIES -- 1.2%
   Portland General Electric ....................          69,600      1,428,192
                                                                    ------------
   Total Common Stock
      (Cost $25,157,233) ........................                     21,534,653
                                                                    ------------
PREFERRED STOCK -- 18.4%
CONSUMER DISCRETIONARY -- 5.4%
   CBS, 7.250% ..................................         177,500      2,880,825
   Comcast, Ser B, 7.000% .......................         166,100      3,331,966
                                                                    ------------
                                                                       6,212,791
                                                                    ------------
FINANCIAL SERVICES -- 9.0%
   Bank One Capital VI, 7.200% ..................         148,500      3,051,675
   Citigroup, Ser AA, 8.125% ....................         166,900      2,812,265
   MetLife, Ser A, 4.000% (B) ...................         222,600      2,448,600
   Wells Fargo Capital IV, 7.000% ...............          79,300      1,939,678
                                                                    ------------
                                                                      10,252,218
                                                                    ------------
REAL ESTATE INVESTMENT TRUST -- 2.7%
   Public Storage, Ser M, 6.625% ................         176,100      3,046,530
                                                                    ------------
UTILITIES -- 1.3%
   FPL Group Capital, Ser E, 7.450% .............          61,700      1,505,480
                                                                    ------------
   Total Preferred Stock
      (Cost $29,011,134) ........................                     21,017,019
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 WHG INCOME
                                                                OPPORTUNITY FUND
                                                                OCTOBER 31, 2008

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 28.0%

                                                         FACE
                                                        AMOUNT          VALUE
                                                    -------------   ------------
   FHLMC
      5.000%, 01/16/09 ..........................   $   3,500,000   $  3,517,896
      3.250%, 07/16/10 ..........................       4,100,000      4,112,509
   FNMA
      5.375%, 11/15/11 ..........................       3,500,000      3,689,052
      5.375%, 06/12/17 ..........................       3,500,000      3,537,965
      5.000%, 04/15/15 ..........................       4,250,000      4,338,757
      4.875%, 04/15/09 ..........................       2,750,000      2,777,368
      3.250%, 02/15/09 ..........................       3,500,000      3,506,317
      2.544%, 12/08/08 (C) ......................       3,000,000      2,998,950
      2.500%, 04/09/10 ..........................       3,500,000      3,467,716
                                                                    ------------
   Total U.S. Government Agency Obligations
      (Cost $32,226,777) ........................                     31,946,530
                                                                    ------------
CORPORATE OBLIGATIONS -- 11.4%
ENERGY -- 2.1%
   Anadarko Petroleum
      3.219%, 12/15/08 (B) ......................       1,750,000      1,653,104
   Marathon Oil
      5.900%, 03/15/18 ..........................       1,000,000        775,703
                                                                    ------------
                                                                       2,428,807
                                                                    ------------
FINANCIAL SERVICES -- 4.1%
   American Express MTN
      4.628%, 11/17/08 (B) ......................       1,000,000        785,097
   Berkshire Hathaway Finance
      4.125%, 01/15/10 ..........................       2,100,000      2,105,706
   Caterpillar Financial Services
      4.500%, 06/15/09 ..........................       1,750,000      1,740,987
                                                                    ------------
                                                                       4,631,790
                                                                    ------------
INDUSTRIAL -- 0.8%
   Freeport-McMoRan Copper & Gold
      7.084%, 04/01/09 (B) ......................       1,100,000        857,648
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 WHG INCOME
                                                                OPPORTUNITY FUND
                                                                OCTOBER 31, 2008

CORPORATE OBLIGATIONS - CONTINUED

                                                         FACE
                                                    AMOUNT/SHARES       VALUE
                                                    -------------   ------------
INDUSTRIALS -- 2.4%
   CSX
      6.250%, 04/01/15 ..........................   $   2,000,000   $  1,710,036
   Koninklijke Philips Electronics
      4.625%, 03/11/13 ..........................       1,200,000      1,087,145
                                                                    ------------
                                                                       2,797,181
                                                                    ------------
TECHNOLOGY -- 2.0%
   Oracle
      4.950%, 04/15/13 ..........................       2,500,000      2,342,311
                                                                    ------------
   Total Corporate Obligations
      (Cost $14,491,947) ........................                     13,057,737
                                                                    ------------
U.S. TREASURY OBLIGATIONS -- 17.2%
   U.S. Treasury Notes
      4.000%, 06/15/09 ..........................       4,500,000      4,574,529
      3.250%, 12/31/09 ..........................       4,500,000      4,590,000
      2.625%, 05/31/10 ..........................       4,000,000      4,072,500
      2.000%, 09/30/10 ..........................       4,500,000      4,541,836
                                                                    ------------
                                                                      17,778,865
                                                                    ------------
   U.S.Treasury Inflationary Protection Security
      0.625%, 04/15/13 ..........................       2,073,320      1,882,349
                                                                    ------------
   Total U.S. Treasury Obligations
      (Cost $19,476,630) ........................                     19,661,214
                                                                    ------------
SHORT-TERM INVESTMENT (D) -- 4.6%
   SEI Daily Income Trust, Government Money
      Market Fund, Cl A, 2.060%
      (Cost $5,232,522) .........................       5,232,522      5,232,522
                                                                    ------------
   Total Investments -- 98.4%
      (Cost $125,596,243) .......................                   $112,449,675
                                                                    ============
         Percentages are based on Net Assets of $114,245,748.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 WHG INCOME
                                                                OPPORTUNITY FUND
                                                                OCTOBER 31, 2008

(A) Securities considered Master Limited Partnership. At October 31, 2008, these securities amounted to $9,037,839 or 7.91% of net assets.

(B) Floating rate security. Rate disclosed is the rate in effect as of October 31, 2008.

(C)   The rate reported is the effective yield at time of purchase.

(D)   The rate reported is the 7-day effective yield as of October 31, 2008.

Cl    Class

FHLMC Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

LP    Limited Partnership

MTN   Medium Term Note

Ser   Series

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                               OCTOBER 31, 2008

SECTOR WEIGHTINGS (UNAUDITED)+

                                  (BAR CHART)

U.S. Government Agency Obligations   18.3%
Financial Services                   15.3%
U.S. Treasury Obligations            12.2%
Technology                           11.3%
Energy                               10.6%
Health Care                           6.3%
Industrials                           6.2%
Consumer Staples                      5.5%
Utilities                             4.9%
Consumer Discretionary                3.8%
Telecommunication Services            3.4%
Short-Term Investments                1.5%
Materials & Processing                0.7%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 60.2%

                                                        SHARES          VALUE
                                                    -------------   ------------
CONSUMER DISCRETIONARY -- 3.8%
   McDonald's ...................................           1,200   $     69,516
   Nike, Cl B ...................................           2,400        138,312
   Walt Disney ..................................           4,700        121,730
                                                                    ------------
                                                                         329,558
                                                                    ------------
CONSUMER STAPLES -- 5.5%
   Colgate-Palmolive ............................           2,000        125,520
   General Mills ................................           2,100        142,254
   Philip Morris International ..................           3,100        134,757
   Wal-Mart Stores ..............................           1,300         72,553
                                                                    ------------
                                                                         475,084
                                                                    ------------
ENERGY -- 8.2%
   Apache .......................................             700         57,631
   ConocoPhillips ...............................           2,600        135,252
   Devon Energy .................................           1,000         80,860
   Exxon Mobil ..................................           1,900        140,828
   Murphy Oil ...................................           1,100         55,704
   Occidental Petroleum .........................           3,000        166,620
   Transocean ...................................             900         74,097
                                                                    ------------
                                                                         710,992
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                               OCTOBER 31, 2008

COMMON STOCK - CONTINUED

                                                        SHARES          VALUE
                                                    -------------   ------------
FINANCIAL SERVICES -- 14.0%
   ACE ..........................................           2,500   $    143,400
   Bank of America ..............................           6,100        147,437
   Berkshire Hathaway, Cl B* ....................              17         65,280
   Citigroup ....................................           6,400         87,360
   Franklin Resources ...........................           1,000         68,000
   JPMorgan Chase ...............................           3,300        136,125
   MetLife ......................................           4,400        146,168
   PNC Financial Services Group .................           2,300        153,341
   State Street .................................           3,100        134,385
   Wells Fargo ..................................           3,900        132,795
                                                                    ------------
                                                                       1,214,291
                                                                    ------------
HEALTH CARE -- 6.3%
   Covidien .....................................           3,300        146,157
   CVS/Caremark .................................           4,500        137,925
   Johnson & Johnson ............................           2,100        128,814
   Wyeth ........................................           4,100        131,938
                                                                    ------------
                                                                         544,834
                                                                    ------------
INDUSTRIALS -- 4.5%
   Emerson Electric .............................           2,000         65,460
   ITT ..........................................           2,600        115,700
   Lockheed Martin ..............................             800         68,040
   United Technologies ..........................           2,600        142,896
                                                                    ------------
                                                                         392,096
                                                                    ------------
MATERIALS & PROCESSING -- 0.7%
   Freeport-McMoRan Copper & Gold ...............           2,180         63,438
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                               OCTOBER 31, 2008

COMMON STOCK - CONTINUED

                                                       SHARES/
                                                     FACE AMOUNT        VALUE
                                                    -------------   ------------
TECHNOLOGY -- 9.0%
   Accenture, Cl A ..............................           3,700   $    122,285
   Automatic Data Processing ....................           3,200        111,840
   Cisco Systems* ...............................           6,400        113,728
   EMC* .........................................           8,400         98,952
   International Business Machines ..............           1,400        130,158
   Microsoft ....................................           3,100         69,223
   Oracle* ......................................           7,400        135,346
                                                                    ------------
                                                                         781,532
                                                                    ------------
TELECOMMUNICATION SERVICES -- 3.3%
   AT&T .........................................           5,400        144,558
   Verizon Communications .......................           4,900        145,383
                                                                    ------------
                                                                         289,941
                                                                    ------------
UTILITIES -- 4.9%
   Dominion Resources ...........................           3,700        134,236
   Exelon .......................................           2,500        135,600
   PG&E .........................................           4,100        150,347
                                                                    ------------
                                                                         420,183
                                                                    ------------
   Total Common Stock
      (Cost $6,121,855) .........................                      5,221,949
                                                                    ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 18.2%
   FHLB
      4.625%, 11/21/08 ..........................   $     120,000        120,129
      3.875%, 01/15/10 ..........................          60,000         60,476
   FHLMC
      5.125%, 07/15/12 ..........................         100,000        104,511
      5.000%, 07/15/14 ..........................          60,000         61,672
      4.750%, 12/08/10 ..........................          80,000         82,519
      4.250%, 07/15/09 ..........................         125,000        126,317
      4.125%, 11/30/09 ..........................         100,000        101,144

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                               OCTOBER 31, 2008

U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED

                                                         FACE
                                                        AMOUNT        VALUE
                                                    -------------   ------------
   FNMA
      5.375%, 11/15/11 ..........................   $     100,000   $    105,401
      5.375%, 06/12/17 ..........................         100,000        101,085
      5.000%, 04/15/15 ..........................          60,000         61,253
      4.875%, 04/15/09 ..........................         100,000        100,995
      4.375%, 03/15/13 ..........................         125,000        126,209
      4.250%, 05/15/09 ..........................         125,000        126,015
      4.250%, 08/15/10 ..........................         100,000        101,975
      3.250%, 02/15/09 ..........................         100,000        100,181
      2.544%, 12/08/08 (A) ......................         100,000         99,965
                                                                    ------------
   Total U.S. Government Agency Obligations
      (Cost $1,564,495) .........................                      1,579,847
                                                                    ------------
CORPORATE OBLIGATIONS -- 7.2%
ENERGY -- 2.3%
   Apache
      5.250%, 04/15/13 ..........................          75,000         70,958
   General Electric
      5.000%, 02/01/13 ..........................          75,000         70,747
   Marathon Oil
      5.900%, 03/15/18 ..........................          75,000         58,178
                                                                    ------------
                                                                         199,883
                                                                    ------------
FINANCIAL SERVICES -- 1.2%
   Ace INA Holdings
      5.600%, 05/15/15 ..........................          50,000         42,975
   Citigroup
      6.500%, 01/18/11 ..........................          60,000         58,405
                                                                    ------------
                                                                         101,380
                                                                    ------------
INDUSTRIALS -- 1.6%
   Burlington Northern Santa Fe
      5.650%, 05/01/17 ..........................          75,000         65,631
   Koninklijke Philips Electronics
      4.625%, 03/11/13 ..........................          75,000         67,946
                                                                    ------------
                                                                         133,577
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                               OCTOBER 31, 2008

CORPORATE OBLIGATIONS - CONTINUED

                                                         FACE
                                                        AMOUNT        VALUE
                                                    -------------   ------------
TECHNOLOGY -- 2.1%
   International Business Machines
      5.700%, 09/14/17 ..........................   $     100,000   $     90,839
   Oracle
      4.950%, 04/15/13 ..........................         100,000         93,692
                                                                    ------------
                                                                         184,531
                                                                    ------------
   Total Corporate Obligations
      (Cost $686,447) ...........................                        619,371
                                                                    ------------
U.S. TREASURY OBLIGATIONS -- 12.1%
   U.S. Treasury Notes
      5.125%, 05/15/16 ..........................         105,000        113,818
      4.750%, 02/28/09 ..........................         125,000        126,553
      4.250%, 08/15/15 ..........................          95,000         98,822
      4.000%, 06/15/09 ..........................         125,000        127,070
      4.000%, 02/15/15 ..........................         110,000        114,950
      3.375%, 12/15/08 ..........................         150,000        150,504
      3.375%, 11/30/12 ..........................         125,000        130,762
      2.625%, 05/31/10 ..........................         125,000        127,266
                                                                    ------------
                                                                         989,745
                                                                    ------------
   U.S. Treasury Inflationary Protection Security
      0.625%, 04/15/13 ..........................          62,200         56,471
                                                                    ------------
   Total U.S. Treasury Obligations
      (Cost $1,014,008) .........................                      1,046,216
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                               OCTOBER 31, 2008

SHORT-TERM INVESTMENTS (B) -- 1.5%

                                                        SHARES          VALUE
                                                    -------------   ------------
   SEI Daily Income Trust, Government Money
      Market Fund, Cl A, 2.060%
      (Cost $131,687) ...........................         131,687   $    131,687
                                                                    ------------
   Total Investments -- 99.2%
      (Cost $9,518,492) .........................                   $  8,599,070
                                                                    ============

     Percentages are based on Net Assets of $8,672,188.

*    Non-income producing security.

(A)  The rate reported is the effective yield at time of purchase.

(B)  The rate reported is the 7-day effective yield as of October 31, 2008.

Cl   Class

FHLB Federal Home Loan Bank

FHLMC Federal Home Loan Mortgage Corporation

FNMA Federal National Mortgage Association

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 WHG FUNDS
                                                                OCTOBER 31, 2008

STATEMENTS OF ASSETS AND LIABILITIES

                                                                WHG              WHG             WHG
                                                              LARGECAP         SMIDCAP         SMALLCAP
                                                             VALUE FUND          FUND         VALUE FUND
                                                           -------------   --------------   --------------
ASSETS:
Investments, at Value (Cost $62,702,714,
   $97,827,813, and $19,659,646, respectively) .........   $  53,451,975   $   76,512,982   $   17,127,663
Receivable for Capital Shares Sold .....................         454,004          153,672           25,622
Receivable for Investment Securities Sold ..............         198,914        2,274,800          266,785
Dividends Receivable ...................................         117,473           57,705           17,467
Prepaid Expenses .......................................          20,550           14,473           11,628
                                                           -------------   --------------   --------------
   TOTAL ASSETS ........................................      54,242,916       79,013,632       17,449,165
                                                           -------------   --------------   --------------
LIABILITIES:
Payable for Investment Securities Purchased ............              --        1,383,835          115,809
Payable for Capital Shares Redeemed ....................              --           36,891            5,056
Payable due to Investment Adviser ......................          10,518           46,635            3,553
Payable due to Administrator ...........................           8,367           12,694            2,587
Payable due to Trustees ................................           2,054            3,228              645
Chief Compliance Officer Fees Payable ..................           1,274            2,002              400
Payable for Distribution Fees ..........................              85               --               --
Other Accrued Expenses .................................          41,493           53,044           35,375
                                                           -------------   --------------   --------------
   TOTAL LIABILITIES ...................................          63,791        1,538,329          163,425
                                                           -------------   --------------   --------------
NET ASSETS .............................................   $  54,179,125   $   77,475,303   $   17,285,740
                                                           -------------   --------------   --------------
NET ASSETS CONSIST OF:
Paid-in Capital ........................................   $  67,749,121   $  104,044,261   $   23,360,007
Undistributed Net Investment Income ....................         514,535          241,914           52,767
Accumulated Net Realized Loss on Investments ...........      (4,833,792)      (5,496,041)      (3,595,051)
Net Unrealized Appreciation (Depreciation)
   on Investments ......................................      (9,250,739)     (21,314,831)      (2,531,983)
                                                           -------------   --------------   --------------
   NET ASSETS ..........................................   $  54,179,125   $   77,475,303   $   17,285,740
                                                           =============   ==============   ==============
INSTITUTIONAL CLASS SHARES:
Net Assets .............................................   $  53,506,108   $   77,475,303   $   17,285,740

Outstanding Shares of Beneficial Interest
   (unlimited authorization--no par value) .............       6,122,154        8,231,764        2,468,053
                                                           =============   ==============   ==============
Net Asset Value, Offering and
   Redemption Price per Share ..........................   $        8.74   $         9.41   $         7.00
                                                           =============   ==============   ==============
CLASS A SHARES:
Net Assets .............................................   $     673,017              N/A              N/A
Outstanding Shares of Beneficial Interest
   (unlimited authorization--no par value) .............          77,073              N/A              N/A
                                                           =============   ==============   ==============
Net Asset Value and
   Redemption Price per Share ..........................   $        8.73              N/A              N/A
                                                           =============   ==============   ==============
Maximum Offering Price per Share .......................   $        9.19              N/A              N/A
                                                           =============   ==============   ==============
                                                          ($  8.73/95.00%)

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 WHG FUNDS
                                                                OCTOBER 31, 2008

STATEMENTS OF ASSETS AND LIABILITIES - CONTINUED

                                                                                 WHG
                                                                               INCOME            WHG
                                                                             OPPORTUNITY       BALANCED
                                                                                FUND             FUND
                                                                           --------------   --------------
ASSETS:
Investments, at Value (Cost $125,596,243 and $9,518,492,
   respectively) .......................................................   $  112,449,675   $    8,599,070
Receivable for Investment Securities Sold ..............................        1,266,274            5,737
Dividends and Interest Receivable ......................................          736,597           52,703
Receivable for Capital Shares Sold .....................................           81,302           30,249
Receivable from Investment Adviser .....................................               --            5,319
Prepaid Expenses .......................................................           25,272           12,307
                                                                           --------------   --------------
   TOTAL ASSETS ........................................................      114,559,120        8,705,385
                                                                           --------------   --------------
LIABILITIES:
Payable for Investment Securities Purchased ............................          144,023               --
Payable due to Investment Adviser ......................................           45,131               --
Payable for Capital Shares Redeemed ....................................           43,209               --
Payable due to Administrator ...........................................           19,810            1,433
Payable due to Trustees ................................................            4,843              363
Chief Compliance Officer Fees Payable ..................................            3,003              236
Payable for Distribution Fees--Class A .................................              100               --
Other Accrued Expenses .................................................           53,253           31,165
                                                                           --------------   --------------
   TOTAL LIABILITIES ...................................................          313,372           33,197
                                                                           --------------   --------------
NET ASSETS .............................................................   $  114,245,748   $    8,672,188
                                                                           ==============   ==============
NET ASSETS:
Paid-in Capital ........................................................   $  130,760,946   $   10,092,156
Undistributed Net Investment Income ....................................           52,058           20,840
Accumulated Net Realized Loss on Investments ...........................       (3,420,688)        (521,386)
Net Unrealized Appreciation (Depreciation) on Investments ..............      (13,146,568)        (919,422)
                                                                           --------------   --------------
   NET ASSETS ..........................................................   $  114,245,748   $    8,672,188
                                                                           ==============   ==============
INSTITUTIONAL CLASS SHARES:
Net Assets .............................................................   $  113,763,883   $    8,672,188
Outstanding Shares of Beneficial Interest
   (unlimited authorization--no par value) .............................       12,205,543          962,082
                                                                           ==============   ==============
Net Asset Value, Offering and Redemption Price per Share ...............   $         9.32   $         9.01
                                                                           ==============   ==============
CLASS A SHARES:
Net Assets .............................................................   $      481,865              N/A
Outstanding Shares of Beneficial Interest
   (unlimited authorization--no par value) .............................           51,689              N/A
                                                                           ==============   ==============
Net Asset Value and Redemption Price per Share .........................   $         9.32              N/A
                                                                           ==============   ==============
Maximum Offering Price per Share .......................................   $         9.81              N/A
                                                                           ==============   ==============
                                                                          ($   9.32/95.00%)

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               WHG FUNDS
                                                              FOR THE YEAR ENDED
                                                              OCTOBER 31, 2008

STATEMENTS OF OPERATIONS

                                                                WHG              WHG             WHG
                                                              LARGECAP         SMIDCAP         SMALLCAP
                                                             VALUE FUND         FUND          VALUE FUND
                                                           -------------   --------------   --------------
INVESTMENT INCOME
Dividends ..............................................   $     992,537   $    1,667,367   $      307,264
Less: Foreign Taxes Withheld ...........................              --              (44)              --
                                                           -------------   --------------   --------------
   TOTAL INVESTMENT INCOME .............................         992,537        1,667,323          307,264
                                                           -------------   --------------   --------------
EXPENSES
Investment Advisory Fees ...............................         308,867          603,111          128,059
Administration Fees ....................................          76,588          150,403           28,111
Trustees' Fees .........................................           6,295           11,611            2,111
Chief Compliance Officer Fees ..........................              96            1,890            2,799
Distribution Fees -- Class A ...........................             961               --               --
Direct Shareholder Fee .................................              --           35,881           16,167
Transfer Agent Fees ....................................          59,913           47,283           30,327
Professional Fees ......................................          53,191           47,259           26,349
Registration and Filing Fees ...........................          44,180           20,905           22,704
Printing Fees ..........................................          17,314           24,153            4,688
Custodian Fees .........................................           6,554            5,748            4,616
Shareholder Servicing Fees .............................           2,196           17,226              145
Offering Costs .........................................              --               --           15,164
Other Expenses .........................................           4,734            7.565            2,229
                                                           -------------   --------------   --------------
   TOTAL EXPENSES ......................................         580,889          973,035          283,469
Less:
Waiver of Investment Advisory Fees .....................        (166,902)              --          (94,826)
Advisory Waiver Recapture ..............................              --           32,620               --
Fees Paid Indirectly ...................................          (1,216)            (824)            (315)
                                                           -------------   --------------   --------------
   NET EXPENSES ........................................         412,771        1,004,831          188,328
                                                           -------------   --------------   --------------
NET INVESTMENT INCOME ..................................         579,766          662,492          118,936
                                                           -------------   --------------   --------------
NET REALIZED LOSS ON INVESTMENTS .......................      (4,824,747)      (5,577,211)      (3,532,714)
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) ON INVESTMENTS .......................     (12,260,801)     (26,072,010)      (2,776,092)
                                                           -------------   --------------   --------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ........     (17,085,548)     (31,649,221)      (6,308,806)
                                                           -------------   --------------   --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...   $ (16,505,782)  $  (30,986,729)  $   (6,189,870)
                                                           =============   ==============   ==============

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               WHG FUNDS
                                                              FOR THE YEAR ENDED
                                                              OCTOBER 31, 2008

STATEMENTS OF OPERATIONS

                                                         WHG
                                                       INCOME           WHG
                                                     OPPORTUNITY      BALANCED
                                                        FUND            FUND
                                                    ------------   -------------
INVESTMENT INCOME
Dividends .......................................   $  3,715,156    $   147,784
Interest ........................................      2,120,339        158,130
                                                    ------------    -----------
   TOTAL INVESTMENT INCOME ......................      5,835,495        305,914
                                                    ------------    -----------
EXPENSES
Investment Advisory Fees ........................        962,848         72,149
Administration Fees .............................        241,536         18,314
Trustees' Fees ..................................         18,535          1,444
Chief Compliance Officer Fees ...................         15,991          1,800
Transfer Agent Fees .............................         82,178         28,725
Professional Fees ...............................         82,301         25,056
Printing Fees ...................................         49,034          3,413
Registration and Filing Fees ....................         32,824         22,372
Shareholder Servicing Fees ......................         73,728            179
Custodian Fees ..................................          8,068          2,944
Distribution Fees -- Class A ....................          1,046             --
Other Expenses ..................................         13,796         12,866
                                                    ------------    -----------
   TOTAL EXPENSES ...............................      1,581,885        189,262
Less:
Waiver of Investment Advisory Fees ..............       (296,561)       (72,149)
Reimbursement from Investment Advisor ...........             --        (20,573)
Fees Paid Indirectly ............................           (470)          (341)
                                                    ------------    -----------
   NET EXPENSES .................................      1,284,854         96,199
                                                    ------------    -----------
NET INVESTMENT INCOME ...........................      4,550,641        209,715
                                                    ------------    -----------
NET REALIZED LOSS ON INVESTMENTS ................     (3,872,383)      (521,094)
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) ON INVESTMENTS ................    (12,435,136)    (1,744,002)
                                                    ------------    -----------
NET REALIZED AND UNREALIZED LOSS ON
   INVESTMENTS ..................................    (16,307,519)    (2,265,096)
                                                    ------------    -----------
NET DECREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ....................   $(11,756,878)   $(2,055,381)
                                                    ============    ===========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG LARGECAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                     YEAR ENDED      YEAR ENDED
                                                     OCTOBER 31,    OCTOBER 31,
                                                        2008           2007
                                                    ------------   -------------
OPERATIONS:
   Net Investment Income ........................   $    579,766    $   162,847
   Net Realized Gain (Loss) on Investments ......     (4,824,747)       545,368
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments .............    (12,260,801)     2,497,935
                                                    ------------    -----------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS .................    (16,505,782)     3,206,150
                                                    ------------    -----------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income:
   Institutional Class ..........................       (210,040)       (39,219)

   Net Realized Gains:
   Institutional Class ..........................       (497,135)            --
                                                    ------------    -----------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ............       (707,175)       (39,219)
                                                    ------------    -----------
CAPITAL SHARE TRANSACTIONS:
   INSTITUTIONAL CLASS:
   Issued .......................................     56,455,700     14,269,294
   Reinvestment of Dividends ....................        690,319         39,219
   Redeemed .....................................    (10,413,162)    (2,414,007)
                                                    ------------    -----------
   INCREASE IN NET ASSETS DERIVED FROM
      INSTITUTIONAL CLASS TRANSACTIONS ..........     46,732,857     11,894,506
                                                    ------------    -----------
   CLASS A:*
   Issued .......................................      1,026,016             --
   Redeemed .....................................       (208,054)            --
                                                    ------------    -----------
   INCREASE IN NET ASSETS FROM
      CLASS A TRANSACTIONS ......................        817,962             --
                                                    ------------    -----------
   NET INCREASE IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS ................     47,550,819     11,894,506
                                                    ------------    -----------
   TOTAL INCREASE IN NET ASSETS .................     30,337,862     15,061,437
                                                    ------------    -----------

*    CLASS A SHARES COMMENCED OPERATIONS ON DECEMBER 31, 2007.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG LARGECAP VALUE FUND

                                                      YEAR ENDED     YEAR ENDED
                                                      OCTOBER 31,   OCTOBER 31,
                                                         2008           2007
                                                     ------------   -----------
NET ASSETS:
   Beginning of Period ...........................    $23,841,263   $ 8,779,826
                                                      -----------   -----------
   End of Period .................................    $54,179,125   $23,841,263
                                                      ===========   ===========
   Undistributed Net Investment Income ...........    $   514,535   $   145,340
                                                      ===========   ===========
SHARES ISSUED AND REDEEMED
   INSTITUTIONAL CLASS:
   Issued ........................................      5,191,904     1,216,650
   Reinvestment of Dividends .....................         56,288         3,543
   Redeemed ......................................       (962,580)     (202,739)
                                                      -----------   -----------
   TOTAL INSTITUTIONAL CLASS TRANSACTIONS ........      4,285,612     1,017,454
                                                      -----------   -----------
   CLASS A:*
   Issued ........................................        102,822            --
   Redeemed ......................................        (25,749)           --
                                                      -----------   -----------
   TOTAL CLASS A TRANSACTIONS ....................         77,073            --
                                                      -----------   -----------
   NET INCREASE IN SHARES OUTSTANDING FROM
      SHARE TRANSACTIONS .........................      4,362,685     1,017,454
                                                      ===========   ===========

*    CLASS A SHARES COMMENCED OPERATIONS ON DECEMBER 31, 2007.

AMOUNTS DESIGNATED AS "--" ARE ZERO SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                     YEAR ENDED     YEAR ENDED
                                                     OCTOBER 31,    OCTOBER 31,
                                                        2008           2007
                                                    ------------   ------------
OPERATIONS:
   Net Investment Income ........................   $    662,492   $    821,617
   Net Realized Gain (Loss) on Investments ......     (5,577,211)     1,575,829
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments .............    (26,072,010)     3,860,806
                                                    ------------   ------------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS .................    (30,986,729)     6,258,252
                                                    ------------   ------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ........................       (915,594)      (168,819)
   Net Realized Gains ...........................     (1,680,350)       (75,561)
                                                    ------------   ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ............     (2,595,944)      (244,380)
                                                    ------------   ------------
CAPITAL SHARE TRANSACTIONS:
   Issued .......................................     71,594,453     61,210,807
   Reinvestment of Dividends ....................      2,486,649        244,379
   Redeemed .....................................    (29,938,431)   (11,115,469)
                                                    ------------   ------------
   NET INCREASE IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS ................     44,142,671     50,339,717
                                                    ------------   ------------
   TOTAL INCREASE IN NET ASSETS .................     10,559,998     56,353,589
                                                    ------------   ------------
NET ASSETS:
   Beginning of Period ..........................     66,915,305     10,561,716
                                                    ------------   ------------
   End of Period ................................   $ 77,475,303   $ 66,915,305
                                                    ============   ============
   Undistributed Net Investment Income ..........   $    241,914   $    675,630
                                                    ============   ============
SHARES ISSUED AND REDEEMED:
   Issued .......................................      5,785,276      4,728,324
   Reinvestment of Dividends ....................        193,999         20,432
   Redeemed .....................................     (2,582,310)      (834,803)
                                                    ------------   ------------
   NET INCREASE IN SHARES OUTSTANDING FROM
      SHARE TRANSACTIONS ........................      3,396,965      3,913,953
                                                    ============   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG SMALLCAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                     YEAR ENDED    PERIOD ENDED
                                                     OCTOBER 31,    OCTOBER 31,
                                                        2008           2007*
                                                    ------------   ------------
OPERATIONS:
   Net Investment Income ........................   $    118,936   $     24,947
   Net Realized Loss on Investments .............     (3,532,714)       (81,820)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments .............     (2,776,092)       244,109
                                                    ------------   ------------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS .................     (6,189,870)       187,236
                                                    ------------   ------------
DIVIDENDS:
   Net Investment Income ........................        (71,633)            --
                                                    ------------   ------------
CAPITAL SHARE TRANSACTIONS:
   Issued .......................................     16,955,815     12,232,139
   Reinvestment of Dividends ....................         66,846             --
   Redeemed .....................................     (5,262,381)      (632,412)
                                                    ------------   ------------
   NET INCREASE IN NET ASSETS
      FROM CAPITAL SHARE TRANSACTIONS ...........     11,760,280     11,599,727
                                                    ------------   ------------
   TOTAL INCREASE IN NET ASSETS .................      5,498,777     11,786,963
                                                    ------------   ------------
NET ASSETS:
   Beginning of Period ..........................     11,786,963             --
                                                    ------------   ------------
   End of Period ................................   $ 17,285,740   $ 11,786,963
                                                    ============   ============
   Undistributed Net Investment Income ..........   $     52,767   $     28,364
                                                    ============   ============
SHARES ISSUED AND REDEEMED:
   Issued .......................................      1,906,235      1,203,008
   Reinvestment of Dividends ....................          7,000             --
   Redeemed .....................................       (586,194)       (61,996)
                                                    ------------   ------------
   NET INCREASE IN SHARES OUTSTANDING
      FROM SHARE TRANSACTIONS ...................      1,327,041      1,141,012
                                                    ============   ============

*    COMMENCED OPERATIONS ON APRIL 2, 2007.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 (OR ZERO SHARES) OR HAVE BEEN ROUNDED TO $0 (OR ZERO SHARES).

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      WHG INCOME OPPORTUNITY FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                     YEAR ENDED     YEAR ENDED
                                                     OCTOBER 31,    OCTOBER 31,
                                                        2008           2007
                                                    ------------   ------------
OPERATIONS:
   Net Investment Income ........................   $  4,550,641   $  5,675,205
   Net Realized Gain (Loss) on Investments ......     (3,872,383)     2,106,855
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments .............    (12,435,136)    (2,589,311)
                                                    ------------   ------------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS .................    (11,756,878)     5,192,749
                                                    ------------   ------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income:
   Institutional Class ..........................     (4,171,037)    (5,565,808)
   Class A ......................................        (10,593)            --
                                                    ------------   ------------
                                                      (4,181,630)    (5,565,808)
                                                    ------------   ------------
   Net Realized Gains:
   Institutional Class ..........................     (2,201,273)       (28,451)
                                                    ------------   ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ............     (6,382,903)    (5,594,259)
                                                    ------------   ------------
CAPITAL SHARE TRANSACTIONS:
   INSTITUTIONAL CLASS:
   Issued .......................................    102,215,781     78,422,824
   Reinvestment of Dividends ....................      6,342,972      5,579,536
   Redeemed .....................................   (101,118,952)   (31,943,573)
                                                    ------------   ------------
   INCREASE IN NET ASSETS DERIVED FROM
      INSTITUTIONAL CLASS TRANSACTIONS ..........      7,439,801     52,058,787
                                                    ------------   ------------
   CLASS A:*
   Issued .......................................        505,095             --
   Reinvestment of Dividends ....................         10,593             --
                                                    ------------   ------------
   INCREASE IN NET ASSETS DERIVED FROM
      CLASS A TRANSACTIONS ......................        515,688             --
                                                    ------------   ------------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE
      TRANSACTIONS ..............................      7,955,489     52,058,787
                                                    ------------   ------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ......    (10,184,292)    51,657,277
                                                    ------------   ------------

*    CLASS A SHARES COMMENCED OPERATIONS ON DECEMBER 31, 2007.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      WHG INCOME OPPORTUNITY FUND

                                                     YEAR ENDED     YEAR ENDED
                                                     OCTOBER 31,    OCTOBER 31,
                                                        2008           2007
                                                    ------------   ------------
NET ASSETS:
   Beginning of Period ..........................   $124,430,040   $ 72,772,763
                                                    ------------   ------------
   End of Period ................................   $114,245,748   $124,430,040
                                                    ============   ============
   Undistributed (Distributions in Excess of)
      Net Investment Income .....................   $     52,058   $   (168,084)
                                                    ============   ============
SHARES ISSUED AND REDEEMED
   INSTITUTIONAL CLASS:
   Issued .......................................     10,232,950      7,195,254
   Reinvestment of Dividends ....................        638,218        517,984
   Redeemed .....................................    (10,396,436)    (2,945,590)
                                                    ------------   ------------
   TOTAL INSTITUTIONAL CLASS TRANSACTIONS .......        474,732      4,767,648
                                                    ------------   ------------
SHARES ISSUED AND REDEEMED
   CLASS A:*
   Issued .......................................         50,606             --
   Reinvestment of Dividends ....................          1,083             --
                                                    ------------   ------------
   TOTAL CLASS A TRANSACTIONS ...................         51,689             --
                                                    ------------   ------------
   NET INCREASE IN SHARES OUTSTANDING FROM
      SHARE TRANSACTIONS ........................        526,421      4,767,648
                                                    ============   ============

*    CLASS A SHARES COMMENCED OPERATIONS ON DECEMBER 31, 2007.

AMOUNTS DESIGNATED AS "--" ARE ZERO SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                     YEAR ENDED     YEAR ENDED
                                                     OCTOBER 31,    OCTOBER 31,
                                                        2008           2007
                                                    ------------   ------------
OPERATIONS:
   Net Investment Income ........................   $    209,715   $    168,334
   Net Realized Gain (Loss) on Investments ......       (521,094)       136,176
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments .............     (1,744,002)       727,816
                                                    ------------   ------------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS .................     (2,055,381)     1,032,326
                                                    ------------   ------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ........................       (206,303)      (161,491)
   Capital Gains ................................       (133,423)            --
                                                    ------------   ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ............       (339,726)      (161,491)
                                                    ------------   ------------
CAPITAL SHARE TRANSACTIONS:
   Issued .......................................      1,865,116      4,288,193
   Reinvestment of Dividends ....................        321,607        156,084
   Redeemed .....................................       (819,141)      (282,042)
                                                    ------------   ------------
   NET INCREASE IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS ................      1,367,582      4,162,235
                                                    ------------   ------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ......     (1,027,525)     5,033,070
                                                    ------------   ------------
NET ASSETS:
   Beginning of Period ..........................      9,699,713      4,666,643
                                                    ------------   ------------
   End of Period ................................   $  8,672,188   $  9,699,713
                                                    ============   ============
   Undistributed Net Investment Income ..........   $     20,840   $     17,643
                                                    ============   ============
SHARES ISSUED AND REDEEMED:
   Issued .......................................        174,621        396,917
   Reinvestment of Dividends ....................         29,717         14,242
   Redeemed .....................................        (77,960)       (25,804)
                                                    ------------   ------------
   NET INCREASE IN SHARES OUTSTANDING FROM
      SHARE TRANSACTIONS ........................        126,378        385,355
                                                    ============   ============

AMOUNTS DESIGNATED AS "--" ARE $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG LARGECAP VALUE FUND
                                                             INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

                                                          SELECTED PER SHARE DATA & RATIOS
                                                    FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                     YEAR ENDED     YEAR ENDED      PERIOD ENDED
                                                     OCTOBER 31,    OCTOBER 31,     OCTOBER 31,
                                                        2008           2007           2006(1)
                                                    ------------   ------------   ---------------
Net Asset Value, Beginning of Period ............     $  12.98        $ 10.72        $ 10.00
                                                      --------        -------        -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net Investment Income(2) .....................         0.15           0.12           0.04
   Net Realized and Unrealized Gain (Loss) on
      Investments ...............................        (4.08)          2.18           0.68
                                                      --------        -------        -------
   Total from Investment Operations .............        (3.93)          2.30           0.72
                                                      --------        -------        -------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ........................        (0.09)         (0.04)            --
   Net Realized Gains ...........................        (0.22)            --             --
                                                      --------        -------        -------
   Total Dividends and Distributions ............        (0.31)         (0.04)            --
                                                      --------        -------        -------
Net Asset Value, End of Period ..................     $   8.74        $ 12.98        $ 10.72
                                                      ========        =======        =======
   TOTAL RETURN+ ................................       (30.94)%        21.54%          7.20%
                                                      ========        =======        =======

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ...........     $ 53,506        $23,841        $ 8,780
Ratio of Expenses to Average Net Assets .........         1.00%          1.00%          1.00%*
Ratio of Expenses to Average Net Assets
   (Excluding Waivers, Expense
   Reimbursements and Fees Paid Indirectly) .....         1.41%          1.82%          3.39%*
Ratio of Net Investment Income to Average Net
   Assets .......................................         1.42%          1.04%          1.04%*
Portfolio Turnover Rate .........................           70%            50%            13%**

AMOUNTS DESIGNATED AS "--" ARE $0

+ RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

*    ANNUALIZED.

**   NOT ANNUALIZED.

(1)  COMMENCED OPERATIONS ON JUNE 28, 2006.

(2)  CALCULATION PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG LARGECAP VALUE FUND
                                                                         CLASS A

FINANCIAL HIGHLIGHTS

                                         SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                    PERIOD ENDED
                                                                     OCTOBER 31,
                                                                       2008(1)
                                                                    ------------
Net Asset Value, Beginning of Period ...........................      $ 12.10
                                                                      -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net Investment Income(2) ....................................         0.10
   Net Realized and Unrealized Loss on Investments .............        (3.47)
                                                                      -------
      Total from Investment Operations .........................        (3.37)
                                                                      -------
   Net Asset Value, End of Period ..............................      $  8.73
                                                                      =======
      TOTAL RETURN+ ............................................       (27.85)%
                                                                      =======

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ..........................      $   673
Ratio of Expenses to Average Net Assets ........................         1.25%*
Ratio of Expenses to Average Net Assets (Excluding Waivers,
   Expense Reimbursements and Fees Paid Indirectly) ............         1.65%*
Ratio of Net Investment Income to Average Net Assets ...........         1.14%*
Portfolio Turnover Rate ........................................           70%**

+ RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

*    ANNUALIZED.

**   NOT ANNUALIZED.

(1)  COMMENCED OPERATIONS ON DECEMBER 31, 2007.

(2)  CALCULATION PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND

FINANCIAL HIGHLIGHTS

                                                      SELECTED PER SHARE DATA & RATIOS
                                                FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                     YEAR ENDED    YEAR ENDED    PERIOD ENDED
                                                     OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                                         2008          2007         2006(1)
                                                     -----------   -----------   ------------
Net Asset Value, Beginning of Period .............    $ 13.84        $ 11.47      $ 10.00
                                                      -------        -------      -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net Investment Income(2) ......................       0.11           0.26         0.06
   Net Realized and Unrealized
      Gain (Loss) on Investments .................      (4.03)          2.28         1.41
                                                      -------        -------      -------
   Total from Investment Operations ..............      (3.92)          2.54         1.47
                                                      -------        -------      -------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income .........................      (0.17)         (0.09)          --
   Net Realized Gains ............................      (0.34)         (0.08)          --
                                                      -------        -------      -------
   Total Dividends and Distributions .............      (0.51)         (0.17)          --
                                                      -------        -------      -------
   Net Asset Value, End of Period ................    $  9.41        $ 13.84      $ 11.47
                                                      =======        =======      =======
   TOTAL RETURN+ .................................     (29.25)%        22.43%       14.70%
                                                      =======        =======      =======

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ............    $77,475        $66,915      $10,562
Ratio of Expenses to Average Net Assets ..........       1.25%          1.25%        1.25%*
Ratio of Expenses to Average Net Assets
   (Excluding Waivers, Expense
   Reimbursements and Fees
   Paid Indirectly) ..............................       1.25%++        1.37%        3.20%*
Ratio of Net Investment Income
   to Average Net Assets .........................       0.87%          1.96%        0.66%*
Portfolio Turnover Rate ..........................         81%            63%          42%**

AMOUNTS DESIGNATED AS "--" ARE $0.

+ RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

++ RATIO INCLUDES PREVIOUSLY WAIVED INVESTMENT ADVISORY FEES RECOVERED. THE IMPACT OF THE RECOVERED FEES MAY CAUSE A HIGHER NET EXPENSE RATIO.

*    ANNUALIZED.

**   NOT ANNUALIZED.

(1)  COMMENCED OPERATIONS ON DECEMBER 19, 2005.

(2)  CALCULATION PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG SMALLCAP VALUE FUND

FINANCIAL HIGHLIGHTS

                                         SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                       YEAR ENDED   PERIOD ENDED
                                                      OCTOBER 31,    OCTOBER 31,
                                                          2008         2007(1)
                                                      -----------   ------------
Net Asset Value, Beginning of Period ...............   $ 10.33       $ 10.00
                                                       -------       -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net Investment Income(2) ........................      0.07          0.04
   Net Realized and Unrealized Gain (Loss) on
      Investments ..................................     (3.35)         0.29
                                                       -------       -------
   Total from Investment Operations ................     (3.28)         0.33
                                                       -------       -------
DIVIDENDS:
   Net Investment Income ...........................     (0.05)           --
                                                       -------       -------
   Net Asset Value, End of Period ..................   $  7.00       $ 10.33
                                                       =======       =======
   TOTAL RETURN+ ...................................    (31.86)%        3.30%
                                                       =======       =======

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ..............   $17,286       $11,787
Ratio of Expenses to Average Net Assets ............      1.25%         1.25%*
Ratio of Expenses to Average Net Assets (Excluding
   Waivers and Expense Reimbursements) .............      1.88%         2.94%*
Ratio of Net Investment Income to Average Net
   Assets ..........................................      0.79%         0.72%*
Portfolio Turnover Rate ............................        93%           25%**

AMOUNTS DESIGNATED AS "--" ARE $0.

+ RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR ASSUMED BY THE ADVISER DURING THE PERIOD. RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

*    ANNUALIZED.

**   NOT ANNUALIZED.

(1)  COMMENCED OPERATIONS ON APRIL 2, 2007.

(2)  CALCULATION PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      WHG INCOME OPPORTUNITY FUND
                                                             INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                          FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                               YEAR ENDED    YEAR ENDED    PERIOD ENDED
                                               OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                                   2008          2007         2006(1)
                                               -----------   -----------   ------------
Net Asset Value, Beginning of Period .......    $  10.61     $  10.45       $ 10.00
                                                --------     --------       -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net Investment Income(2) ................        0.36         0.59          0.43
   Net Realized and Unrealized
      Gain (Loss) on Investments ...........       (1.13)        0.14(4)       0.39
                                                --------     --------       -------
   Total from Investment Operations ........       (0.77)        0.73          0.82
                                                --------     --------       -------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ...................       (0.32)       (0.57)        (0.37)
   Net Realized Gains ......................       (0.20)          --(3)         --
                                                --------     --------       -------
   Total Dividends and Distributions .......       (0.52)       (0.57)        (0.37)
                                                --------     --------       -------
   Net Asset Value, End of Period ..........    $   9.32     $  10.61       $ 10.45
                                                ========     ========       =======
   TOTAL RETURN+ ...........................       (7.50)%       7.00%         8.42%
                                                ========     ========       =======

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ......    $113,764     $124,430       $72,773
Ratio of Expenses to Average Net Assets ....        1.00%        1.00%         1.00%*
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Fees
   Paid Indirectly) ........................        1.24%        1.41%         1.73%*
Ratio of Net Investment Income
   to Average Net Assets ...................        3.57%        5.45%         4.89%*
Portfolio Turnover Rate ....................          99%          62%           45%**

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

+ RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

*    ANNUALIZED.

**   NOT ANNUALIZED.

(1)  COMMENCED OPERATIONS ON DECEMBER 19, 2005.

(2)  CALCULATION PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

(3)  AMOUNT LESS THAN $0.01 PER SHARE.

(4) THE AMOUNT SHOWN FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET LOSSES ON INVESTMENTS FOR THE PERIOD BECAUSE OF THE SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE FUND.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      WHG INCOME OPPORTUNITY FUND
                                                                         CLASS A

FINANCIAL HIGHLIGHTS

                                         SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                    PERIOD ENDED
                                                                     OCTOBER 31,
                                                                       2008(1)
                                                                    ------------
Net Asset Value, Beginning of Period ............................      $ 9.99
                                                                       ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net Investment Income(2) .....................................        0.25
   Net Realized and Unrealized Loss on Investments ..............       (0.71)
                                                                       ------
   Total from Investment Operations .............................       (0.46)
                                                                       ------
DIVIDENDS:
   Net Investment Income ........................................       (0.21)
                                                                       ------
   Net Asset Value, End of Period ...............................      $ 9.32
                                                                       ======
   TOTAL RETURN+ ................................................       (4.69)%
                                                                       ======

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ...........................      $  482
Ratio of Expenses to Average Net Assets .........................        1.25%*
Ratio of Expenses to Average Net Assets (Excluding Waivers,
   Expense Reimbursements and Fees Paid Indirectly) .............        1.47%*
Ratio of Net Investment Income to Average Net Assets ............        3.04%*
Portfolio Turnover Rate .........................................          99%**

+ RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

*    ANNUALIZED.

**   NOT ANNUALIZED.

(1)  COMMENCED OPERATIONS ON DECEMBER 31, 2007.

(2)  CALCULATION PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                          FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                YEAR ENDED    YEAR ENDED   PERIOD ENDED
                                               OCTOBER 31,   OCTOBER 31,    OCTOBER 31,
                                                   2008          2007         2006(1)
                                               -----------   -----------   ------------
Net Asset Value, Beginning of Period .........   $ 11.61        $10.36        $10.00
                                                 -------        ------        ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net Investment Income(2) ..................      0.23          0.24          0.03
   Net Realized and Unrealized
      Gain (Loss) on Investments .............     (2.44)         1.24          0.33
                                                 -------        ------        ------
   Total from Investment Operations ..........     (2.21)         1.48          0.36
                                                 -------        ------        ------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income .....................     (0.23)        (0.23)           --
   Net Realized Gains ........................     (0.16)           --            --
                                                 -------        ------        ------
   Total Dividends and Distributions .........     (0.39)        (0.23)           --
                                                 -------        ------        ------
   Net Asset Value, End of Period ............   $  9.01        $11.61        $10.36
                                                 =======        ======        ======
   TOTAL RETURN+ .............................    (19.61)%       14.40%         3.60%
                                                 =======        ======        ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ........   $ 8,672        $9,700        $4,667
Ratio of Expenses to Average Net Assets ......      1.00%         1.00%         1.00%*
Ratio of Expenses to Average Net Assets
   (Excluding Waivers, Expense
   Reimbursements and Fees Paid Indirectly) ..      1.97%         2.42%         7.52%*
Ratio of Net Investment Income
   to Average Net Assets .....................      2.18%         2.23%         2.30%*
Portfolio Turnover Rate ......................        57%           31%            2%**

AMOUNTS DESIGNATED AS "--" ARE $0.

+ RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

*    ANNUALIZED.

**   NOT ANNUALIZED.

(1)  COMMENCED OPERATIONS ON SEPTEMBER 8, 2006.

(2)  CALCULATION PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 34 funds. The financial statements herein are those of the WHG LargeCap Value Fund, WHG SMidCap Fund, WHG SmallCap Value Fund, WHG Income Opportunity Fund, and WHG Balanced Fund (the "Funds"). The WHG LargeCap Value Fund, WHG SMidCap Fund and WHG SmallCap Value Fund seek long-term capital appreciation. The WHG Income Opportunity Fund and WHG Balanced Fund seek long-term capital appreciation and provide current income by investing in a portfolio of stocks and fixed-income securities. The financial statements of the remaining funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

     such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2008, there were no fair valued securities.

     FEDERAL INCOME TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     On April 30, 2008, the Funds adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

     amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends, as applicable). The adoption of FIN 48 did not impact the Funds' net assets or results of operations.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the scientific interest method, which approximates the effective interest method.

     INVESTMENTS IN REITS -- Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the funds in the Trust based on the number of funds and/or relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The WHG LargeCap Value Fund, WHG SMidCap Fund and WHG SmallCap Value Fund distribute substantially all of their net investment income, if any, at least annually. The WHG Income Opportunity Fund and WHG Balanced Fund distribute substantially all of their net investment income, if any, quarterly. For each Fund, any net realized capital gains are distributed at least annually. All dividends and distributions are recorded on ex-dividend date.

     OFFERING COSTS -- Offering costs, including costs of printing initial prospectuses, legal and registration fees, are amortized over twelve months from the inception of the Funds. As of October 31, 2008, all of the offering costs have been fully amortized.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

3. TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING,
   TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to 0.12% of the first $100 million, 0.08% of the next $200 million, 0.06% of the next $550 million and 0.04% of any amount above $850 million of the Funds' average daily net assets, subject to a minimum fee of $75,000 for each Fund plus $15,000 per each additional class in the first year of operations. The minimum fee shall be increased to $100,000 for each Fund plus $15,000 per each additional class following the first year of operations.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Effective December 31, 2007, the WHG Large Cap Value and the WHG Income Opportunity Funds have adopted a Distribution Plan (the "Plan") relating to each Fund's Class A Shares pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for payment at an annual rate of 0.25% of the average daily net assets of each Fund's Class A Shares.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Funds earned cash management credits which are used to offset transfer agent expenses. During the period, the WHG LargeCap Value Fund, WHG SMidCap Fund, WHG SmallCap Value Fund, WHG Income Opportunity Fund, and the WHG Balanced Fund earned credits of $1,216, $824, $315, $470 and $341, respectively.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Funds that are serviced by the financial representative. Such fees are paid by the Funds to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Funds' transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Westwood Management Corp. (the "Adviser").

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement with the Funds, the Adviser provides investment advisory services to the WHG LargeCap Value Fund, WHG SMidCap Fund, WHG Income Opportunity Fund and WHG Balanced Fund at a fee calculated at an annual rate of 0.75% of each Fund's average daily net assets and to the WHG SmallCap Value Fund at a fee calculated at an annual rate of 0.85% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the WHG LargeCap Value Fund -- Institutional Class shares, WHG LargeCap Value Fund -- Class A shares, WHG SMidCap Fund, WHG SmallCap Value Fund, WHG Income Opportunity Fund -- Institutional Class shares, WHG Income Opportunity Fund -- Class A shares, and the WHG Balanced Fund total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.00%, 1.25%, 1.25%, 1.25%, 1.00%, 1.25%, and 1.00% of average daily net assets, respectively.

The Adviser may seek reimbursement for Advisory Fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement. Reimbursement by a Fund of the Advisory Fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement may be made when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of each Fund to exceed the total operating expense limitation.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

At October 31, 2008, pursuant to the above, the amount of previously waived and reimbursed fees for the WHG LargeCap Value Fund, WHG SMidCap Fund, WHG SmallCap Value Fund, WHG Income Opportunity Fund and WHG Balanced Fund for which the Adviser may seek reimbursement was $344,701, $138,658, $153,660, $1,036,879 and
$230,466, respectively. During the year ended October 31, 2008, the Adviser recaptured previously waived fees of $32,620 for the WHG SMidCap Fund.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from security sales and maturities, other than long-term U.S. Government securities and short-term securities, for the year ended October 31, 2008, were as follows:

                                PURCHASES        SALES AND MATURITIES
                              ------------       --------------------
WHG LargeCap Value Fund       $ 72,703,381           $27,338,259
WHG SMidCap Fund               104,402,147            61,721,796
WHG SmallCap Value Fund         24,334,744            13,009,211
WHG Income Opportunity Fund     63,896,156            61,933,745
WHG Balanced Fund                5,932,054             3,920,469

There were purchases and sales/maturities of long-term U.S. Government Securities of $43,153,603 and $33,232,574, respectively, in the WHG Income Opportunity Fund. There were purchases and sales/maturities of long-term U.S. Government Securities of $625,692 and $995,042, respectively, in the WHG Balanced Fund. There were no purchases or sales of long-term U.S. Government Securities in the WHG LargeCap Value Fund, WHG SMidCap Fund and WHG SmallCap Value Fund.

7. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the difference arises.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

Accordingly, the following permanent differences that are primarily attributable to Master Limited Partnerships, dividend income reclasses and REIT adjustments have been reclassified to (from) the following accounts:

                                  UNDISTRIBUTED
                                 NET INVESTMENT           ACCUMULATED
                                     INCOME           REALIZED GAIN/(LOSS)
                                 --------------       --------------------
WHG LargeCap Value Fund            $    (531)             $     531
WHG SMidCap Fund                    (180,614)               180,614
WHG SmallCap Value Fund              (22,900)                22,900
WHG Income Opportunity Fund          148,869               (148,869)
WHG Balanced Fund                       (215)                   215

The tax character of dividends and distributions declared during the periods ended October 31, 2008 and 2007 was as follows:

                                      ORDINARY      LONG-TERM
                                       INCOME     CAPITAL GAIN      TOTAL
                                     ----------   ------------   ----------
WHG LargeCap Value Fund       2008   $  672,626   $   34,549     $  707,175
                              2007       39,219           --         39,219
WHG SMidCap Fund              2008    1,835,455      760,489      2,595,944
                              2007      244,380           --        244,380
WHG SmallCap Value Fund       2008       71,633           --         71,633
                              2007           --           --             --
WHG Income Opportunity Fund   2008    4,699,020    1,683,883      6,382,903
                              2007    5,594,259           --      5,594,259
WHG Balanced Fund             2008      339,726           --        339,726
                              2007      161,491           --        161,491

As of October 31, 2008, the components of accumulated losses on a tax basis were as follows:

                    UNDISTRIBUTED   UNDISTRIBUTED      CAPITAL        UNREALIZED        OTHER          TOTAL
                       ORDINARY       LONG-TERM          LOSS        APPRECIATION/    TEMPORARY     ACCUMULATED
                        INCOME       CAPITAL GAIN   CARRYFORWARDS   (DEPRECIATION)   DIFFERENCES       LOSSES
                    -------------   -------------   -------------   --------------   -----------   -------------
WHG LargeCap
   Value Fund          $514,535          $--         $(4,244,915)    $ (9,839,616)   $      --     $(13,569,996)
WHG SMidCap Fund        241,914           --          (4,663,440)     (22,147,432)          --      (26,568,958)
WHG SmallCap
   Value Fund            52,767           --          (3,106,133)      (2,799,205)    (221,696)      (6,074,267)
WHG Income
   Opportunity Fund     167,023           --          (4,005,604)     (12,561,652)    (114,965)     (16,515,198)
WHG Balanced Fund        20,840           --            (452,684)        (988,124)          --       (1,419,968)

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum of eight years and applied against future capital gains as follows:

                                                   TOTAL CAPITAL LOSS
                            EXPIRES    EXPIRES       CARRYFORWARDS
                           10/31/15    10/31/16        10/31/08
                           --------   ----------   ------------------
WHG LargeCap Value Fund     $    --   $4,244,915      $4,244,915
WHG SMidCap Fund                 --    4,663,440       4,663,440
WHG SmallCap Value Fund      16,503    3,089,630       3,106,133
WHG Income Opportunity
   Fund                          --    4,005,604       4,005,604
WHG Balanced Fund                --      452,684         452,684

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at October 31, 2008, were as follows:

                                     AGGREGATE      AGGREGATE           NET
                       FEDERAL         GROSS          GROSS         UNREALIZED
                         TAX        UNREALIZED      UNREALIZED     APPRECIATION/
                        COST       APPRECIATION    DEPRECIATION   (DEPRECIATION)
                    ------------   ------------   -------------   --------------
WHG LargeCap
   Value Fund       $ 63,291,591    $  681,604    $(10,521,220)    $ (9,839,616)
WHG SMidCap Fund      98,660,414     1,399,371     (23,546,803)     (22,147,432)
WHG SmallCap
   Value Fund         19,926,868       624,858      (3,424,063)      (2,799,205)
WHG Income
   Opportunity Fund  125,011,327     1,470,828     (14,032,480)     (12,561,652)
WHG Balanced Fund      9,587,194       127,405      (1,115,529)        (988,124)

8. INDEMNIFICATIONS:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

9. OTHER:

At October 31, 2008, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of omnibus accounts that are held on behalf of various individual shareholders was as follows:

                                                          NO. OF           %
                                                       SHAREHOLDERS   OWNERSHIP
                                                       ------------   ----------
WHG LargeCap Value Fund, Institutional Class .......         3            82%
WHG LargeCap Value Fund, Class A ...................         2            98%
WHG SMidCap Fund, Institutional Class ..............         2            38%
WHG SmallCap Value Fund, Institutional Class .......         3            55%
WHG Income Opportunity Fund, Institutional Class ...         2            81%
WHG Income Opportunity Fund, Class A ...............         1            99%
WHG Balanced Fund, Institutional Class .............         1            71%

10. ACCOUNTING PRONOUNCEMENTS:

In September 2006, the Financial Accounting Standards Board issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS ("SFAS") NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

In March 2008, FASB issued Statement of Financial Accounting Standards (SFAS) No. 161, Disclosures about Derivative Instruments and Hedging Activities. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Funds' derivative and hedging activities, including how such activities are accounted for and their effect on the Funds' financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Funds' financial statements and related disclosures.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of WHG Funds of The Advisors' Inner Circle Fund

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the WHG LargeCap Value Fund, WHG SMidCap Fund, WHG SmallCap Value Fund, WHG Income Opportunity Fund, and WHG Balanced Fund (five of the series constituting The Advisors' Inner Circle Fund (the "Trust")) as of October 31, 2008, and the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the WHG LargeCap Value Fund, WHG SMidCap Fund, WHG SmallCap Value Fund, WHG Income Opportunity Fund, and WHG Balanced Fund of The Advisors' Inner Circle Fund at October 31, 2008, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                                             (Ernst & Young LLP)

Philadelphia, Pennsylvania
December 19, 2008

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

Note: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                                          BEGINNING     ENDING                  EXPENSES
                                           ACCOUNT     ACCOUNT    ANNUALIZED      PAID
                                            VALUE       VALUE       EXPENSE      DURING
                                            5/1/08     10/31/08     RATIOS     PERIOD(1)
                                          ---------   ---------   ----------   ---------
ACTUAL FUND RETURN
LargeCap Value, Institutional Class       $1,000.00   $  747.60      1.00%       $4.39
LargeCap Value, Cl A                       1,000.00      746.20      1.25         5.49
SMidCap, Institutional Class               1,000.00      738.60      1.25         5.45
SmallCap Value, Institutional Class        1,000.00      753.50      1.25         5.51
Income Opportunity, Institutional Class    1,000.00      931.60      1.00         4.86
Income Opportunity, Cl A                   1,000.00      930.40      1.25         6.07
Balanced, Institutional Class              1,000.00      829.00      1.00         4.60

HYPOTHETICAL 5% RETURN
LargeCap Value, Institutional Class       $1,000.00   $1,020.11      1.00%       $5.08
LargeCap Value, Cl A                       1,000.00    1,018.85      1.25         6.34
SMidCap, Institutional Class               1,000.00    1,018.85      1.25         6.34
SmallCap Value, Institutional Class        1,000.00    1,018.85      1.25         6.34
Income Opportunity, Institutional Class    1,000.00    1,020.11      1.00         5.08
Income Opportunity, Cl A                   1,000.00    1,018.85      1.25         6.34
Balanced, Institutional Class              1,000.00    1,020.11      1.00         5.08

(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                      This page intentionally left blank.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE (UNAUDITED)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-877-386-3944. The following chart lists Trustees and Officers as of October 31, 2008.

                                                                                        NUMBER OF
                                                                                       PORTFOLIOS
                                        TERM OF                                     IN THE ADVISORS'
                       POSITION(S)     OFFICE AND                                  INNER CIRCLE FUND
   NAME, ADDRESS,       HELD WITH       LENGTH OF       PRINCIPAL OCCUPATION(S)        OVERSEEN BY          OTHER DIRECTORSHIPS
       AGE(1)           THE TRUST    TIME SERVED(2)       DURING PAST 5 YEARS         BOARD MEMBER        HELD BY BOARD MEMBER(3)
-------------------   ------------   --------------   ---------------------------   ----------------   -----------------------------
INTERESTED
BOARD MEMBERS
-------------

ROBERT A. NESHER       Chairman of   (Since 1991)     Currently performs various           34          Trustee of The Advisors'
62 yrs. old           the Board of                    services on behalf of SEI                        Inner Circle Fund II, Bishop
                        Trustees                      Investments for which Mr.                        Street Funds, SEI Asset
                                                      Nesher is compensated.                           Allocation Trust, SEI Daily
                                                                                                       Income Trust, SEI
                                                                                                       Institutional International
                                                                                                       Trust, SEI Institutional
                                                                                                       Investments Trust, SEI
                                                                                                       Institutional Managed Trust,
                                                                                                       SEI Liquid Asset Trust, SEI
                                                                                                       Tax Exempt Trust, and SEI
                                                                                                       Alpha Strategy Portfolios,
                                                                                                       L.P., Director of SEI Global
                                                                                                       Master Fund, plc, SEI Global
                                                                                                       Assets Fund, plc, SEI Global
                                                                                                       Investments Fund, plc, SEI
                                                                                                       Investments Global, Limited,
                                                                                                       SEI Investments -- Global
                                                                                                       Fund Services, Limited, SEI
                                                                                                       Investments (Europe),
                                                                                                       Limited, SEI Investments --
                                                                                                       Unit Trust Management (UK),
                                                                                                       Limited, SEI Global Nominee
                                                                                                       Ltd., SEI Opportunity Fund,
                                                                                                       L.P., SEI Structured Credit
                                                                                                       Fund, L.P., and SEI
                                                                                                       Multi-Strategy Funds plc.

WILLIAM M. DORAN         Trustee     (Since 1992)     Self-employed consultant             34          Trustee of The Advisors'
1701 Market Street                                    since 2003. Partner,                             Inner Circle Fund II, Bishop
Philadelphia, PA 19103                                Morgan, Lewis & Bockius                          Street Funds, SEI Asset
68 yrs. old                                           LLP (law firm) from 1976 to                      Allocation Trust, SEI Daily
                                                      2003, counsel to the Trust,                      Income Trust, SEI
                                                      SEI, SIMC, the                                   Institutional International
                                                      Administrator and                                Trust, SEI Institutional
                                                      the Distributor. Secretary                       Investments Trust, SEI
                                                      of SEI since 1978.                               Institutional Managed Trust,
                                                                                                       SEI Liquid Asset Trust, SEI
                                                                                                       Tax Exempt Trust, and SEI
                                                                                                       Alpha Strategy Portfolios,
                                                                                                       L.P., Director of SEI since
                                                                                                       1974. Director of the
                                                                                                       Distributor since 2003.
                                                                                                       Director of SEI Investments
                                                                                                       -- Global Fund Services,
                                                                                                       Limited, SEI Investments
                                                                                                       Global, Limited, SEI
                                                                                                       Investments (Europe),
                                                                                                       Limited, SEI Investments
                                                                                                       (Asia), Limited and SEI
                                                                                                       Asset Korea Co., Ltd.

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


                                       68 & 69

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE (UNAUDITED)

                                                                                        NUMBER OF
                                                                                       PORTFOLIOS
                                        TERM OF                                     IN THE ADVISORS'
                       POSITION(S)     OFFICE AND                                  INNER CIRCLE FUND
   NAME, ADDRESS,       HELD WITH       LENGTH OF       PRINCIPAL OCCUPATION(S)        OVERSEEN BY          OTHER DIRECTORSHIPS
       AGE(1)           THE TRUST    TIME SERVED(2)       DURING PAST 5 YEARS         BOARD MEMBER        HELD BY BOARD MEMBER(3)
-------------------   ------------   --------------   ---------------------------   ----------------   -----------------------------
INDEPENDENT
BOARD MEMBERS
-------------

JAMES M. STOREY          Trustee     (Since 1994)     Attorney, sole practitioner          34          Trustee of The Advisors'
77 yrs. old                                           since 1994. Partner,                             Inner Circle Fund II, Bishop
                                                      Dechert Price & Rhoads,                          Street Funds, Massachusetts
                                                      September 1987-December                          Health and Education
                                                      1993.                                            Tax-Exempt Trust, U.S.
                                                                                                       Charitable Gift Trust, SEI
                                                                                                       Asset Allocation Trust, SEI
                                                                                                       Daily Income Trust, SEI
                                                                                                       Institutional International
                                                                                                       Trust, SEI Institutional
                                                                                                       Investments Trust, SEI
                                                                                                       Institutional Managed Trust,
                                                                                                       SEI Liquid Asset Trust, SEI
                                                                                                       Tax Exempt Trust, and SEI
                                                                                                       Alpha Strategy Portfolios,
                                                                                                       L.P.

GEORGE J.                Trustee     (Since 1999)     Self-Employed Consultant,            34          Trustee of The Advisors'
SULLIVAN, JR.                                         Newfound Consultants Inc.                        Inner Circle Fund II, Bishop
65 yrs. old                                           since April 1997.                                Street Funds, State Street
                                                                                                       Navigator Securities Lending
                                                                                                       Trust, SEI Asset Allocation
                                                                                                       Trust, SEI Daily Income
                                                                                                       Trust, SEI Institutional
                                                                                                       International Trust, SEI
                                                                                                       Institutional Investments
                                                                                                       Trust, SEI Institutional
                                                                                                       Managed Trust, SEI Liquid
                                                                                                       Asset Trust, SEI Tax Exempt
                                                                                                       Trust, and SEI Alpha
                                                                                                       Strategy Portfolios, L.P.,
                                                                                                       Director of SEI Opportunity
                                                                                                       Fund, L.P., and SEI
                                                                                                       Structured Credit Fund, L.P.

BETTY L. KRIKORIAN       Trustee     (Since 2005)     Vice President Compliance,           34          Trustee of The Advisors'
65 yrs. old                                           AARP Financial Inc. since                        Inner Circle Fund II and
                                                      September 2008.                                  Bishop Street Funds.
                                                      Self-Employed Legal and
                                                      Financial Services
                                                      Consultant since 2003.
                                                      In-house Counsel, State
                                                      Street Bank Global
                                                      Securities and Cash
                                                      Operations from 1995 to
                                                      2003.

CHARLES E. CARLBOM       Trustee     (Since 2005)     Self-Employed Business               34          Director, Crown Pacific,
74 yrs. old                                           Consultant, Business                             Inc. and Trustee of The
                                                      Project Inc. since 1997.                         Advisors' Inner Circle Fund
                                                      CEO and President, United                        II and Bishop Street Funds.
                                                      Grocers Inc. from 1997 to
                                                      2000.

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


                                     70 & 71

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE (UNAUDITED)

                                                                                       NUMBER OF
                                                                                       PORTFOLIOS
                                        TERM OF                                     IN THE ADVISORS'
                       POSITION(S)     OFFICE AND                                  INNER CIRCLE FUND        OTHER DIRECTORSHIPS
   NAME, ADDRESS,       HELD WITH       LENGTH OF       PRINCIPAL OCCUPATION(S)    OVERSEEN BY BOARD           HELD BY BOARD
       AGE(1)           THE TRUST    TIME SERVED(2)       DURING PAST 5 YEARS        MEMBER/OFFICER          MEMBER/OFFICER(3)
-------------------   ------------   --------------   ---------------------------  -----------------   -----------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------

MITCHELL A. JOHNSON      Trustee     (Since 2005)     Private Investor since 1994.         34          Trustee of The Advisors'
66 yrs. old                                                                                            Inner Circle Fund II, Bishop
                                                                                                       Street Funds, SEI Asset
                                                                                                       Allocation Trust, SEI Daily
                                                                                                       Income Trust, SEI
                                                                                                       Institutional International
                                                                                                       Trust, SEI Institutional
                                                                                                       Investments Trust, SEI
                                                                                                       Institutional Managed Trust,
                                                                                                       SEI Liquid Asset Trust, SEI
                                                                                                       Tax Exempt Trust, and SEI
                                                                                                       Alpha Strategy Portfolios,
                                                                                                       L.P.

JOHN K. DARR             Trustee     (Since 2008)     CEO, Office of Finance, FHL          34          Director of Federal Home
64 yrs. old                                           Banks from 1992 to 2007.                         Loan Bank of Pittsburgh and
                                                                                                       Manna, Inc. and Trustee of
                                                                                                       The Advisors' Inner Circle
                                                                                                       Fund II and Bishop Street
                                                                                                       Funds.

OFFICERS
--------

PHILIP T. MASTERSON     President    (Since 2008)     Managing Director of SEI             N/A                     N/A
44 yrs. old                                           Investments since 2006.
                                                      Vice President and
                                                      Assistant Secretary of the
                                                      Administrator from 2004 to
                                                      2006. General Counsel of
                                                      Citco Mutual Fund Services
                                                      from 2003 to 2004. Vice
                                                      President and Associate
                                                      Counsel for the Oppenheimer
                                                      Funds from 2001 to 2003.

MICHAEL LAWSON         Treasurer,    (Since 2005)     Director, SEI Investments,           N/A                     N/A
48 yrs. old            Controller                     Fund Accounting since July
                       and Chief                      2005. Manager, SEI
                        Financial                     Investments Fund Accounting
                         Officer                      from April 1995 to February
                                                      1998 and November 1998 to
                                                      July 2005.

RUSSELL EMERY             Chief      (Since 2006)     Director of Investment               N/A                     N/A
45 yrs. old            Compliance                     Product Management and
                         Officer                      Development at SEI
                                                      Investments since February
                                                      2003. Senior Investment
                                                      Analyst, Equity team at SEI
                                                      Investments from March 2000
                                                      to February 2003.

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


                                     72 & 73

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE (UNAUDITED)

                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                                        TERM OF                                     IN THE ADVISORS'
                       POSITION(S)     OFFICE AND                                  INNER CIRCLE FUND
   NAME, ADDRESS,       HELD WITH       LENGTH OF       PRINCIPAL OCCUPATION(S)       OVERSEEN BY          OTHER DIRECTORSHIPS
       AGE(1)           THE TRUST      TIME SERVED        DURING PAST 5 YEARS           OFFICER              HELD BY OFFICER
-------------------   ------------   --------------   ---------------------------   ----------------     ------------------------
OFFICERS (CONTINUED)
--------------------

JOSEPH M. GALLO           Vice       (Since 2007)     Corporate Counsel of SEI             N/A                     N/A
35 yrs. old             President                     since 2007; Associate
                           and                        Counsel, ICMA Retirement
                        Secretary                     Corporation 2004-2007;
                                                      Federal Investigator, U.S.
                                                      Department of Labor
                                                      2002-2004; U.S. Securities
                                                      and Exchange
                                                      Commission-Division of
                                                      Investment Management, 2003.

CAROLYN F. MEAD           Vice       (Since 2007)     Corporate Counsel of SEI             N/A                     N/A
51 yrs. old             President                     since 2007; Associate,
                           and                        Stradley, Ronon, Stevens &
                        Assistant                     Young 2004-2007; Counsel,
                        Secretary                     ING Variable Annuities,
                                                      1999-2002.

JAMES NDIAYE              Vice       (Since 2004)     Employed by SEI Investments          N/A                     N/A
40 yrs. old             President                     Company since 2004. Vice
                           and                        President, Deutsche Asset
                        Assistant                     Management from 2003-2004.
                        Secretary                     Associate, Morgan, Lewis &
                                                      Bockius LLP from 2000-2003.
                                                      Counsel, Assistant Vice
                                                      President, ING Variable
                                                      Annuities Group from
                                                      1999-2000.

TIMOTHY D. BARTO          Vice       (Since 2000)     General Counsel, Vice                N/A                     N/A
40 yrs. old             President                     President and Secretary of
                           and                        SEI Investments Global
                        Assistant                     Funds Services since 1999;
                        Secretary                     Associate, Dechert (law
                                                      firm) from 1997-1999;
                                                      Associate, Richter, Miller
                                                      & Finn (law firm) from
                                                      1994-1997.

ANDREW S. DECKER       AML Officer   (Since 2008)     Compliance Officer and               N/A                     N/A
45 yrs. old                                           Product Manager, SEI,
                                                      2005-2008. Vice President,
                                                      Old Mutual Capital,
                                                      2000-2005. Operations
                                                      Director, Prudential
                                                      Investments, 1998-2000.

(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.


                                     74 & 75

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on August 12, 2008, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fees and other aspects of the Advisory Agreement. Among other things, the representatives provided a firm overview, discussing its investment philosophy, continuity of senior management and emphasis on compliance. The Adviser's representatives then reviewed the Adviser's growth in assets under management and provided an overview of the Adviser's personnel and compensation structure. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE ADVISER In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser's portfolio management personnel. The most

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds' investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER The Board was provided with information regarding the performance of each Fund over various periods and since each Fund's inception. The Board also compared each Fund's performance to its respective benchmark index and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of the Funds, focusing on investment approach and general economic factors. Based on this information, the Board concluded that each Fund's performance was favorable relative to their respective benchmark over various periods of time and was satisfied with the investment results that the Adviser had been able to achieve for the Funds.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE In concluding that the advisory fees payable by each Fund were reasonable, the Trustees reviewed a report of the advisory fees paid by the Funds to the Adviser and the costs and other expenses incurred by the Adviser in providing advisory services. The Adviser's representatives then discussed the profits realized by the Adviser from its relationship with the Funds. The Trustees considered the information provided and concluded such profit was not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fees paid by the Funds to those paid by other comparable mutual funds and concluded that the advisory fees, after waivers, were either within the range of or lower than average advisory fees paid by similarly managed mutual funds and were the result of arm's length negotiations. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved with respect to any Fund.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Funds; and (c) agreed to renew the Advisory Agreement for another year.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

NOTICE TO SHAREHOLDERS (UNAUDITED)

For shareholders that do not have an October 31, 2008, tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2008 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2008, the Funds are designating the following items with regard to distributions paid during the year.

                                    LONG-TERM        ORDINARY
                                   CAPITAL GAIN       INCOME          TOTAL          QUALIFYING
                                  DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS     DIVIDENDS (1)
                                  -------------   -------------   -------------   ----------------
WHG LargeCap Value Fund .......        4.89%          95.11%         100.00%           50.68%
WHG SMidCap Fund ..............       29.30%          70.70%         100.00%           54.50%
WHG SmallCap Value Fund .......        0.00%         100.00%         100.00%          100.00%
WHG Income Opportunity Fund ...       26.38%          73.62%         100.00%           42.92%
WHG Balanced Fund .............        0.00%         100.00%         100.00%           46.60%

                                    QUALIFYING         U.S.         QUALIFIED         QUALIFIED
                                     DIVIDEND       GOVERNMENT       INTEREST        SHORT-TERM
                                    INCOME (2)     INTEREST (3)     INCOME (4)    CAPITAL GAIN (5)
                                  -------------   -------------   -------------   ----------------
WHG LargeCap Value Fund .......       50.47%           0.00%           0.00%          100.00%
WHG SMidCap Fund ..............       54.26%           0.00%           0.07%          100.00%
WHG SmallCap Value Fund .......      100.00%           0.00%           0.00%            0.00%
WHG Income Opportunity Fund ...       26.66%          11.79%          36.94%          100.00%
WHG Balanced Fund .............       45.54%          39.51%          43.74%          100.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of "Ordinary Income Distributions."

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the intention of the aforementioned Fund to designate the maximum amount permitted by the law.

(3) The percentage in this column represents the amount of "U.S. Government Interest" and is reflected as a percentage of total ordinary income distributions that is exempt from state income tax.

(4) The percentage in this column represents the amount of "Interest Related Dividend" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S withholding tax when paid to foreign investors. This provision of the Internal Revenue Code will be expiring for years beginning after January 1, 2010.

(5) The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S withholding tax when paid to foreign investors. This provision of the Internal Revenue Code will be expiring for years beginning after January 1, 2010.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2008. Complete information will be computed and reported in conjunction with your 2008 Form 1099-DIV.

                                      NOTES

                                      NOTES

                                      NOTES

                                  THE WHG FUNDS
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                 1-877-FUND-WHG
                                www.whgfunds.com

                                    ADVISER:
                            Westwood Management Corp.
                         200 Crescent Court, Suite 1200
                              Dallas, Texas 75201

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                                Ernst & Young LLP
                              Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

              This information must be preceded or accompanied by a
                   current prospectus for the Funds described.

WHG-AR-001-0300

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is John Darr and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------- ------------------------------------------------ ------------------------------------------------
                                         2008                                              2007
--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
                    All fees and    All fees and     All other       All fees and     All fees and    All other
                    services to     services to      fees and        services to      services to     fees and
                    the Trust       service          services to     the Trust that   service         services to
                    that were       affiliates       service         were             affiliates      service
                    pre-approved    that were        affiliates      pre-approved     that were       affiliates
                                    pre-approved     that did not                     pre-approved    that did not
                                                     require                                          require
                                                     pre-approval                                     pre-approval
--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(a)       Audit        $246,200           $0               $0           $210,200            $0              $0
          Fees

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(b)       Audit-
          Related         $0              $0               $0              $0               $0              $0
          Fees
--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(c)       Tax             $0              $0               $0              $0               $0              $0
          Fees

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(d)       All             $0              $0               $0              $0               $0              $0
          Other
          Fees
--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------- ------------------------------------------------ -----------------------------------------------
                                         2008                                              2007
--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(a)       Audit        $316,360           N/A             N/A           $353,110          N/A             N/A
          Fees

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(b)       Audit-
          Related        N/A              N/A             N/A             N/A             N/A             N/A
          Fees
--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(c)       Tax            N/A              N/A             N/A             N/A             N/A             N/A
          Fees

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(d)       All            N/A              N/A             N/A             N/A             N/A             N/A
          Other
          Fees
--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------



(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

                  --------------------------- ---------------- ---------------
                                                   2008             2007
                  --------------------------- ---------------- ---------------
                  Audit-Related Fees                0%               0%

                  --------------------------- ---------------- ---------------
                  Tax Fees                          0%               0%

                  --------------------------- ---------------- ---------------
                  All Other Fees                    0%               0%

                  --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

                  --------------------------- ---------------- ---------------
                                                   2008             2007
                  --------------------------- ---------------- ---------------
                  Audit-Related Fees                0%              N/A

                  --------------------------- ---------------- ---------------
                  Tax Fees                          0%              N/A

                  --------------------------- ---------------- ---------------
                  All Other Fees                    0%              N/A

                  --------------------------- ---------------- ---------------

(f)    Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2008 and 2007, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2008 and 2007, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 12.   EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ Philip T. Masterson
                                        -----------------------
                                        Philip T. Masterson, President
Date:  December 28, 2008



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Philip T. Masterson
                                        -----------------------
                                        Philip T. Masterson, President
Date:  December 28, 2008



By (Signature and Title)*               /s/ Michael Lawson
                                        ------------------
                                        Michael Lawson, Treasurer,
                                        Controller & CFO
Date:  December 28, 2008


* Print the name and title of each signing officer under his or her signature.